UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number:  811-06136

HOMESTEAD FUNDS, INC.

(Exact name of registrant as specified in charter)

4301 Wilson Boulevard

Arlington, VA 22203

(Address of principal executive office – Zip code)

Danielle Sieverling

Homestead Funds, Inc.

4301 Wilson Boulevard

Arlington, VA 22203

(Name and address of agent for service)

Copies to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036-8704

(Name and addresses of agent for service)

Registrant’s telephone number, including area code:  (703) 907-5993

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2018

Item 1.  Schedule of Investments.

Fund Holdings
September 30, 2018
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
Small-Company Stock Fund (HSCSX)
International Equity Fund (HISIX)

Portfolio of Investments
Daily Income Fund  |  September 30, 2018  |  (Unaudited)

U.S. Government & Agency Obligations | 92.3% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Agricultural Mortgage Corp.	1.97%	10/02/18	$2,000,000	$1,999,891
Federal Farm Credit Bank	2.12	12/04/18	1,895,000	1,887,892
Federal Farm Credit Bank	2.12	12/06/18	925,000	921,422
Federal Farm Credit Bank	2.18	12/24/18	507,000	504,456
Federal Farm Credit Bank	2.04	01/02/19	300,000	298,434
Federal Home Loan Bank	1.89	10/05/18	2,450,000	2,449,488
Federal Home Loan Bank	1.95	10/09/18	3,500,000	3,498,487
Federal Home Loan Bank	1.96	10/16/18	4,000,000	3,996,750
Federal Home Loan Bank	1.96	10/17/18	1,115,000	1,114,034
Federal Home Loan Bank	1.96	10/19/18	2,950,000	2,947,116
Federal Home Loan Bank	2.03	11/01/18	2,000,000	1,996,521
Federal Home Loan Bank	2.00	11/02/18	3,500,000	3,493,778
Federal Home Loan Bank	2.05	11/07/18	3,500,000	3,492,680
Federal Home Loan Bank	2.07	11/14/18	3,500,000	3,491,188
Federal Home Loan Bank	2.04	11/19/18	3,237,000	3,228,056
Federal Home Loan Bank	2.03	11/21/18	3,250,000	3,240,700
Federal Home Loan Bank	2.10	11/26/18	3,500,000	3,488,648
Federal Home Loan Bank	2.13	12/10/18	5,000,000	4,979,389
Federal Home Loan Bank	2.15	12/12/18	5,500,000	5,476,460
Federal Home Loan Bank	2.18	12/14/18	2,100,000	2,090,633
Federal Home Loan Bank	2.15	12/17/18	1,750,000	1,741,990
Federal Home Loan Bank	2.16	01/04/19	2,000,000	1,988,653
Federal Home Loan Bank	2.30	03/11/19	1,000,000	989,803
Federal Home Loan Mortgage Corp.	1.97	10/22/18	4,750,000	4,744,569
Federal Home Loan Mortgage Corp.	2.01	11/05/18	5,000,000	4,990,278
Federal Home Loan Mortgage Corp.	2.04	11/20/18	1,750,000	1,745,066
Federal Home Loan Mortgage Corp.	2.10	11/29/18	5,500,000	5,481,161
Federal Home Loan Mortgage Corp.	2.11	12/04/18	2,000,000	1,992,533
Federal National Mortgage Assoc.	1.99	10/24/18	3,000,000	2,996,215
U.S. Treasury Bill	1.92	10/04/18	3,500,000	3,499,438
U.S. Treasury Bill	1.91	10/11/18	3,500,000	3,498,143
U.S. Treasury Bill	1.97	10/18/18	5,000,000	4,995,349
U.S. Treasury Bill	1.99	10/25/18	5,000,000	4,993,477
U.S. Treasury Bill	2.00	11/08/18	5,000,000	4,989,450
U.S. Treasury Bill	2.03	11/15/18	3,000,000	2,992,380
U.S. Treasury Bill	2.03	11/23/18	3,500,000	3,489,522
U.S. Treasury Bill	2.09	12/06/18	3,500,000	3,486,615
U.S. Treasury Bill	2.14	12/13/18	3,750,000	3,734,027
U.S. Treasury Bill	2.13	12/20/18	5,000,000	4,976,383
U.S. Treasury Bill	2.21	01/03/19	5,000,000	4,971,774
U.S. Treasury Bill	2.22	01/10/19	3,000,000	2,981,727
U.S. Treasury Note	2.01	10/15/18	5,000,000	4,997,836
U.S. Treasury Note	2.05	10/31/18	5,000,000	4,994,727
U.S. Treasury Note	1.25	11/30/18	2,500,000	2,496,394
U.S. Treasury Note	1.25	12/15/18	3,750,000	3,742,928
Total U.S. Government & Agency Obligations
(Cost $146,106,461)				146,106,461

Portfolio of Investments  |  Daily Income Fund  |  September 30, 2018  |  (Unaudited)  |  (Continued)
Money Market Fund | 7.7% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.97%(a)	12,242,027	$12,242,027
Total Money Market Fund
(Cost $12,242,027)			12,242,027
Total Investments in Securities
(Cost $158,348,488) | 100.0%			$158,348,488
(a)	7-day yield at September 30, 2018.
At September 30, 2018, the cost of investment securities for tax purposes was $158,348,488. There were no unrealized gains or losses.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Daily Income Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$146,106,461	$ —	$146,106,461
Money Market Fund	12,242,027	—	—	12,242,027
Total	$12,242,027	$146,106,461	$ —	$158,348,488
During the period ended September 30, 2018, there were no transfers between levels.

Portfolio of Investments
Short-Term Government Securities Fund  |  September 30, 2018  |  (Unaudited)

U.S. Government & Agency Obligations | 57.8% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
AID-Tunisia	1.42%	08/05/21	$1,000,000	$956,200
AID-Ukraine	1.47	09/29/21	2,000,000	1,913,992
Government Trust Certificate (Israel Trust)	0.00(a)	04/01/21	639,000	592,546
National Archives Facility Trust	8.50(b)	09/01/19	6,768	7,010
Overseas Private Investment Corp.	1.77	11/20/18	1,000,000	1,014,186
Overseas Private Investment Corp.	1.30	06/15/19	107,143	106,313
Overseas Private Investment Corp.	2.26(b)	02/11/20	2,000,000	2,022,800
Overseas Private Investment Corp.	3.37	05/15/21	234,964	235,552
Overseas Private Investment Corp.	2.07	05/15/21	244,860	243,636
Overseas Private Investment Corp.	2.52	09/15/22	1,090,909	1,073,732
Overseas Private Investment Corp.	2.51	05/15/25	1,825,000	1,779,831
Overseas Private Investment Corp.	2.20(c)	06/15/25	2,000,000	2,000,000
Private Export Funding Corp.	1.45	08/15/19	974,000	962,709
U.S. Department of Housing & Urban Development	5.45	08/01/19	1,316,000	1,328,119
U.S. Department of Housing & Urban Development	1.88	08/01/19	2,000,000	1,986,364
U.S. Department of Housing & Urban Development	6.07	08/01/21	40,000	40,488
U.S. Department of Housing & Urban Development	6.12	08/01/22	29,000	29,378
U.S. Department of Housing & Urban Development	5.77	08/01/26	172,000	173,982
U.S. Treasury Note	2.01	10/15/18	2,000,000	1,999,111
U.S. Treasury Note	1.50	12/31/18	2,000,000	1,996,368
U.S. Treasury Note	0.75	02/15/19	2,000,000	1,988,203
U.S. Treasury Note	1.63	04/30/19	2,000,000	1,990,469
U.S. Treasury Note	1.50	05/31/19	4,000,000	3,973,750
U.S. Treasury Note	1.00	06/30/19	2,000,000	1,977,734
U.S. Treasury Note	1.63	07/31/19	1,000,000	992,031
U.S. Treasury Note	1.00	08/31/19	1,000,000	985,273
U.S. Treasury Note	1.75	09/30/19	2,000,000	1,982,188
U.S. Treasury Note	1.00	11/30/19	2,000,000	1,961,328
U.S. Treasury Note	1.88	12/31/19	1,000,000	989,766
U.S. Treasury Note	1.25	01/31/20	1,440,000	1,412,156
U.S. Treasury Note	2.50	06/30/20	500,000	497,461
U.S. Treasury Note	2.63	08/31/20	500,000	498,223
U.S. Treasury Note	1.38	09/15/20	500,000	486,367
U.S. Treasury Note	1.63	10/15/20	500,000	488,105
U.S. Treasury Note	1.75	11/15/20	500,000	488,848
U.S. Treasury Note	1.88	12/15/20	500,000	489,746
U.S. Treasury Note	2.00	01/15/21	500,000	490,566
U.S. Treasury Note	2.25	02/15/21	500,000	493,047
U.S. Treasury Note	2.38	04/15/21	1,000,000	988,047
Total U.S. Government & Agency Obligations
(Cost $43,991,944)				43,635,625

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 22.4% of portfolio

Consumer Discretionary | 0.2%
Ethiopian Leasing (2012) LLC	2.68	07/30/25	125,673	123,302
Total Consumer Discretionary				123,302
Energy | 8.3%
Petroleos Mexicanos	2.00	12/20/22	450,000	439,152
Petroleos Mexicanos	1.95	12/20/22	1,127,700	1,099,319
Petroleos Mexicanos	2.38	04/15/25	854,700	832,542
Petroleos Mexicanos	2.46	12/15/25	750,000	729,496
Reliance Industries Ltd.	2.06	01/15/26	118,500	113,726
Reliance Industries Ltd.	1.87	01/15/26	1,578,947	1,501,481

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2018  |
(Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 22.4% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | 8.3% (Continued)
Reliance Industries Ltd.	2.44%	01/15/26	$1,578,947	$1,533,533
Total Energy				6,249,249
Financials | 13.7%
Altitude Investments 17 LLC	2.68	11/08/25	634,759	608,665
Export Leasing 2009 LLC	1.86	08/28/21	226,936	222,952
Lulwa Ltd.	1.83	03/26/25	569,195	543,495
Mexican Aircraft Finance IV	2.54	07/13/25	310,364	303,170
Mexican Aircraft Finance V	2.33	01/14/27	382,500	368,139
MSN 41079 and 41084 Ltd.	1.63	12/14/24	1,086,419	1,033,562
Penta Aircraft Leasing 2013 LLC	1.69	04/29/25	1,160,401	1,103,800
Safina Ltd.	1.55	01/15/22	753,750	735,610
Safina Ltd.	2.00	12/30/23	1,522,775	1,477,417
Salmon River Export LLC	2.19	09/15/26	172,824	166,054
Sandalwood 2013 LLC	2.82	02/12/26	429,946	423,043
Santa Rosa Leasing LLC	1.69	08/15/24	51,940	49,754
Santa Rosa Leasing LLC	1.47	11/03/24	544,884	516,808
Tagua Leasing LLC	1.90	07/12/24	1,228,535	1,183,983
Tagua Leasing LLC	1.73	09/18/24	527,658	504,530
Union 11 Leasing LLC	2.41	01/23/24	493,484	483,606
Union 16 Leasing LLC	1.86	01/22/25	567,578	544,080
VCK Lease SA	2.59	07/24/26	87,609	85,291
Total Financials				10,353,959
Industrials | 0.2%
Sayarra Ltd.	2.77	10/29/21	175,855	175,010
Total Industrials				175,010
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $17,463,497)				16,901,520

Corporate Bonds - Other | 9.5% of portfolio

Financials | 5.6%
Athene Global Funding (d)	2.88	10/23/18	545,000	545,104
Athene Global Funding (d)	3.49(c)	04/20/20	300,000	303,432
Bank of Amercia Corp.	2.99(c)	10/01/21	250,000	251,505
Bank of America Corp.	6.88	11/15/18	388,000	390,061
Capital One Financial Co.	3.10(c)	05/12/20	250,000	251,683
Citibank N.A.	2.83(c)	06/12/20	250,000	251,448
Citigroup Inc.	3.30(c)	04/25/22	150,000	151,495
Fifth Third Bank	2.30	03/15/19	250,000	249,582
Goldman Sach Group, Inc.	3.20	06/05/20	150,000	150,397
Jackson National Life Global Funding (d)	2.20	01/30/20	175,000	172,883
JP Morgan Chase Bank NA	3.09(c)	04/26/21	250,000	249,317
MetLife Global Funding I (d)	1.75	09/19/19	500,000	494,700
Morgan Stanley & Co. LLC	2.89(c)	02/10/21	250,000	250,799
Protective Life Global Funding (d)	1.56	09/13/19	250,000	246,873
Wells Fargo Bank NA	2.40	01/15/20	250,000	248,021
Total Financials				4,207,300

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2018  |
(Unaudited)  |  (Continued)
Corporate Bonds - Other | 9.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Health Care | 0.9%
CVS Health Corp.	2.96%(c)	03/09/20	$150,000	$150,772
CVS Health Corp.	3.05(c)	03/09/21	150,000	151,178
Halfmoon Parent, Inc. (d)	2.68(c)	03/17/20	100,000	100,053
Halfmoon Parent, Inc. (d)	3.20	09/17/20	100,000	99,621
Halfmoon Parent, Inc. (d)	3.40	09/17/21	100,000	99,623
Halfmoon Parent, Inc. (d)	2.98(c)	09/17/21	100,000	100,147
Total Health Care				701,394
Utilities | 3.0%
Duke Energy Florida Project Finance, LLC	1.20	03/01/20	211,777	208,523
Duke Energy Florida, LLC	2.10	12/15/19	312,500	310,613
Oncor Electric Delivery Co. LLC	2.15	06/01/19	300,000	298,354
ONE Gas, Inc. (d)	2.07	02/01/19	250,000	249,106
Sempra Energy, Inc.	2.84(c)	01/15/21	300,000	300,076
Southwest Gas Corp.	4.45	12/01/20	125,000	125,947
Spire Inc.	2.55	08/15/19	110,000	109,141
Union Electric Co.	5.10	10/01/19	250,000	255,506
WEC Energy Group Inc.	3.38	06/15/21	150,000	150,041
WGL Holdings Inc.	2.72(c)	11/29/19	250,000	250,066
Total Utilities				2,257,373
Total Corporate Bonds - Other
(Cost $7,169,587)				7,166,067

Asset-Backed Securities | 2.6% of portfolio

Ally Master Owner Trust 17-3	2.59(c)	06/15/22	250,000	250,442
American Credit Acceptance Receivables Trust 18-1 (d)	2.72	03/10/21	141,622	141,566
Avant Loans Funding Trust 17-B (d)	2.29	06/15/20	13,080	13,074
Avant Loans Funding Trust 18-A (d)	3.09	06/15/21	109,654	109,628
Exeter Automobile Receivables Trust 17-2 (d)	2.11	06/15/21	65,945	65,822
Exeter Automobile Receivables Trust 18-3 (d)	2.90	01/18/22	176,840	176,740
Flagship Credit Auto Trust 17-1 (d)	1.93	12/15/21	53,374	53,233
Foursight Capital Automobile Receivables Trust 17-1 (d)	2.37	04/15/22	57,557	57,264
GLS Auto Receivables Trust 17-1 (d)	2.67	04/15/21	107,312	107,073
Prosper Marketplace Issuance Trust 17-1 (d)	2.56	06/15/23	9,388	9,386
Prosper Marketplace Issuance Trust 17-2 (d)	2.41	09/15/23	28,438	28,406
Prosper Marketplace Issuance Trust 18-2 (d)	3.35	10/15/24	250,000	249,852
Small Business Administration 02-20K	5.08	11/01/22	3,355	3,408
Small Business Administration 04-20B	4.72	02/01/24	9,334	9,513
Small Business Administration 04-20C	4.34	03/01/24	17,577	17,791
Small Business Administration 16-10E	1.80	09/01/26	299,073	286,777
Small Business Administration 16-10F	2.17	11/01/26	180,591	174,878
Small Business Administration 99-20D	6.15	04/01/19	1,124	1,127
Small Business Administration Pool # 100075	3.50	05/25/19	1,201	1,199
Small Business Administration Pool # 503278	2.63(c)	02/25/21	6,594	6,559
Small Business Administration Pool # 503463	2.88(c)	09/25/21	170	168
United Auto Credit Securitization Trust 18-2 (d)	2.89	03/10/21	230,012	229,946
Total Asset-Backed Securities
(Cost $2,011,557)				1,993,852

Mortgage-Backed Securities | 2.3% of portfolio

FDIC Structured Sale Guaranteed Notes 2010-S3 (d)	2.74	12/03/20	102,285	100,661
GNMA #2602	6.00	06/20/28	13,558	14,554

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2018  |
(Unaudited)  |  (Continued)
Mortgage-Backed Securities | 2.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
GNMA #616274	5.00%	02/15/19	$185	$190
GNMA #8004	2.75(c)	07/20/22	6,528	6,678
GNMA #80053	3.38(c)	03/20/27	1,240	1,274
GNMA #80058	3.63(c)	04/20/27	1,059	1,089
GNMA #8006	2.75(c)	07/20/22	5,169	5,240
GNMA #80185	3.63(c)	04/20/28	11,403	11,738
GNMA #80264	3.38(c)	03/20/29	7,728	7,743
GNMA #80283	3.63(c)	05/20/29	8,355	8,613
GNMA #80300	2.75(c)	07/20/29	7,147	7,396
GNMA #80309	2.75(c)	08/20/29	3,780	3,903
GNMA #80363	3.38(c)	01/20/30	22,994	23,729
GNMA #8038	2.75(c)	08/20/22	3,430	3,479
GNMA #8040	2.75(c)	08/20/22	8,633	8,860
GNMA #80426	2.75(c)	07/20/30	834	861
GNMA #80452	2.75(c)	09/20/30	7,771	8,036
GNMA #80475	3.13(c)	12/20/30	6,528	6,571
GNMA #8054	3.13(c)	10/20/22	389	387
GNMA #80577	3.38(c)	02/20/32	1,224	1,266
GNMA #80684	3.63(c)	04/20/33	4,022	4,039
GNMA #8076	3.13(c)	11/20/22	3,608	3,636
GNMA #81129	3.63(c)	10/20/34	71,493	72,744
GNMA #8157	3.38(c)	03/20/23	5,825	5,917
GNMA #8191	3.63(c)	05/20/23	10,163	10,336
GNMA #8259	2.75(c)	08/20/23	2,983	3,036
GNMA #8384	3.38(c)	03/20/24	1,375	1,385
GNMA #8423	3.63(c)	05/20/24	2,227	2,273
GNMA #8429	4.00(c)	11/20/18	37	37
GNMA #8459	2.75(c)	07/20/24	3,538	3,612
GNMA #8499	4.13(c)	05/20/19	445	444
GNMA #8518	3.13(c)	10/20/24	4,073	4,124
GNMA #8532	3.13(c)	10/20/24	4,876	4,988
GNMA #8591	3.38(c)	02/20/25	7,745	7,774
GNMA #8638	3.63(c)	06/20/25	4,844	4,900
GNMA #8648	2.75(c)	07/20/25	12,056	12,038
GNMA #8663	2.75(c)	07/20/25	6,493	6,653
GNMA #8680	3.50(c)	08/20/20	824	820
GNMA #8687	2.75(c)	08/20/25	2,111	2,160
GNMA #8702	3.13(c)	10/20/20	1,094	1,097
GNMA #8747	3.13(c)	11/20/25	4,075	4,154
GNMA #8807	2.75(c)	07/20/21	2,058	2,082
GNMA #8836	2.75(c)	09/20/21	3,186	3,249
GNMA #8847	3.63(c)	04/20/26	5,308	5,445
GNMA #8869	3.13(c)	11/20/21	8,614	8,670
GNMA #8873	3.13(c)	11/20/21	3,265	3,257
GNMA #8877	3.63(c)	05/20/26	1,114	1,129
GNMA #8883	3.13(c)	12/20/21	2,858	2,886
GNMA #8915	3.38(c)	02/20/22	2,859	2,884
GNMA #8934	3.38(c)	03/20/22	4,715	4,726
GNMA #8978	3.63(c)	05/20/22	13,227	13,511
GNMA #MA0668	2.00	12/20/27	61,922	58,884
GNMA 2003-11	4.00	10/17/29	10,376	10,521
GNMA 2003-26	2.51(c)	04/16/33	2,287	2,298
GNMA 2003-97	4.50	03/20/33	2,133	2,146
GNMA 2004-17	4.50	12/20/33	21,945	22,544
GNMA 2010-113	2.50	02/16/40	160,312	155,156
GNMA 2012-143	1.50	12/16/27	372,122	348,477
GNMA 2013-131	2.51(c)	09/16/43	169,484	170,251

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2018  |
(Unaudited)  |  (Continued)
Mortgage-Backed Securities | 2.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
NCUA Guaranteed Notes 2011-C1	2.81%(c)	03/09/21	$550,169	$549,279
Total Mortgage-Backed Securities
(Cost $1,763,845)				1,745,830

Municipal Bond | 0.3% of portfolio

Wisconsin | 0.3%
Wisconsin, Public Finance Authority	2.75	06/01/20	225,000	220,293
Total Wisconsin				220,293
Total Municipal Bond
(Cost $225,000)				220,293

Certificates of Deposit | 2.2% of portfolio

BB&T Corp.	1.62	10/19/18	250,000	249,918
HSBC Bank USA NA	3.10(c)	11/17/20	246,000	246,396
JP Morgan Chase Bank, NA	1.50(c)	04/22/21	200,000	196,891
Morgan Stanley Bank NA	1.95	12/09/19	250,000	248,107
Northern Bank & Trust Co.	1.05	11/28/18	240,000	239,615
Wells Fargo Bank NA	2.70	04/16/19	500,000	500,353
Total Certificates of Deposit
(Cost $1,684,547)				1,681,280

Commercial Paper | 2.8% of portfolio

Kansas City Power and Light Co. (d)	2.30	10/01/18	2,100,000	2,099,584
Total Commercial Paper
(Cost $2,100,000)				2,099,584

Money Market Fund | 0.1% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.97(e)	47,677	47,677
Total Money Market Fund
(Cost $47,677)			47,677
Total Investments in Securities
(Cost $76,457,654) | 100.0%			$75,491,728
(a)	Zero coupon rate, purchased at a discount.
(b)	Interest is paid at maturity.
(c)	Variable coupon rate as of September 30, 2018.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $5,853,777 and represents 7.8% of total investments.
(e)	7-day yield at September 30, 2018.
LLC - Limited Liability Company
SA - Sociedad Anonima or Societe Anonyme
NA - National Association
At September 30, 2018, the cost of investment securities for tax purposes was $76,457,654. Net unrealized depreciation of investment securities was $965,926 consisting of unrealized gains of $41,996 and unrealized losses of $1,007,922.

Portfolio of Investments  |  Short-Term Government Securities Fund  |  September 30, 2018  |
(Unaudited)  |  (Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Short-Term Government Securities Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$43,635,625	$ —	$43,635,625
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	16,901,520	—	16,901,520
Corporate Bonds - Other	—	7,166,067	—	7,166,067
Asset-Backed Securities	—	1,993,852	—	1,993,852
Mortgage-Backed Securities	—	1,745,830	—	1,745,830
Municipal Bond	—	220,293	—	220,293
Commercial Paper	—	2,099,584	—	2,099,584
Certificates of Deposit	—	1,681,280	—	1,681,280
Money Market Fund	47,677	—	—	47,677
Total	$47,677	$75,444,051	$ —	$75,491,728
During the period ended September 30, 2018, there were no transfers between levels.

Portfolio of Investments
Short-Term Bond Fund  |  September 30, 2018  |  (Unaudited)

Corporate Bonds - Other | 35.7% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Consumer Discretionary | 1.3%
ABC Inc.	8.75%	08/15/21	$810,000	$933,278
McDonald’s Corp.	2.10	12/07/18	350,000	349,776
Philip Morris International Inc.	1.38	02/25/19	3,275,000	3,258,450
Philip Morris International Inc.	1.88	11/01/19	2,200,000	2,175,461
Stanley Black & Decker Inc.	2.45	11/17/18	250,000	249,887
Stanley Black & Decker Inc.	1.62	11/17/18	425,000	424,333
Total Consumer Discretionary				7,391,185
Consumer Staples | 2.9%
Alberto-Culver Co.	5.15	06/01/20	375,000	386,475
Coca-Cola Co. (The)	1.55	09/01/21	475,000	454,666
Coca-Cola Co. (The)	2.20	05/25/22	420,000	405,037
Colgate-Palmolive Co.	1.75	03/15/19	1,025,000	1,021,412
Hershey Co. (The)	2.90	05/15/20	875,000	873,776
Mead Johnson Nutrition Co.	3.00	11/15/20	4,125,000	4,110,381
PepsiCo Inc.	1.50	02/22/19	350,000	348,508
PepsiCo Inc.	1.35	10/04/19	875,000	862,555
Procter & Gamble Co. (The)	1.90	11/01/19	1,625,000	1,610,206
Procter & Gamble Co. (The)	1.85	02/02/21	350,000	340,858
Procter & Gamble Co. (The)	1.70	11/03/21	475,000	456,599
Procter & Gamble Co. (The)	2.15	08/11/22	1,150,000	1,106,791
Unilever Capital Corp.	2.75	03/22/21	2,625,000	2,599,620
Wal-Mart Stores Inc.	1.95	12/15/18	1,175,000	1,173,461
Total Consumer Staples				15,750,345
Energy | 1.8%
ANR Pipeline Co.	9.63	11/01/21	3,175,000	3,731,977
Chevron Corp.	2.72(a)	11/15/19	2,175,000	2,186,276
Chevron Corp.	2.19	11/15/19	375,000	372,314
Chevron Corp.	2.42	11/17/20	700,000	691,552
Colonial Pipeline Co. (b)	3.50	10/15/20	875,000	874,518
Exxon Mobil Corp.	1.82	03/15/19	1,050,000	1,046,398
Phillips 66	2.91(a)	02/26/21	975,000	976,205
Total Energy				9,879,240
Financials | 11.0%
AMBAC Assurance Corp. (b)	5.10	06/07/20	2,871	3,911
AMBAC LSNI LLC (b)	7.40(a)	02/12/23	13,076	13,207
Ares Capital Corp.	3.50	02/10/23	1,175,000	1,122,602
Athene Global Funding (b)	2.88	10/23/18	3,050,000	3,050,580
Athene Global Funding (b)	2.75	04/20/20	575,000	567,791
Athene Global Funding (b)	3.49(a)	04/20/20	1,200,000	1,213,728
Athene Global Funding (b)	4.00	01/25/22	1,400,000	1,402,768
Bank of America Corp.	2.74(a)	01/23/22	2,100,000	2,065,010
Bank of America Corp.	3.31(a)	07/23/24	2,210,000	2,220,245
Bank of America Corp.	3.86(a)	07/23/24	1,030,000	1,029,723
Caterpillar Financial Services Corp.	3.15	09/07/21	875,000	873,504
Citibank N.A.	3.40	07/23/21	875,000	874,763
Citibank, N.A.	3.05	05/01/20	2,175,000	2,169,889
Citibank, N.A.	2.85	02/12/21	1,650,000	1,631,842
Fifth Third Bank	2.30	03/15/19	1,200,000	1,197,994
Flagstar Bancorp Inc.	6.13	07/15/21	2,975,000	3,099,772

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2018  |  (Unaudited)  |  (Continued)
Corporate Bonds - Other | 35.7% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 11.0% (Continued)
HSBC Bank USA NA	4.88%	08/24/20	$2,575,000	$2,640,936
Hyundai Capital America, Inc. (b)	2.55	04/03/20	1,325,000	1,302,728
Hyundai Capital America, Inc. (b)	3.20(a)	04/03/20	875,000	875,306
Hyundai Capital America, Inc. (b)	3.34(a)	09/18/20	2,275,000	2,289,040
Hyundai Capital America, Inc. (b)	2.75	09/18/20	975,000	955,929
IBM Credit LLC	1.63	09/06/19	1,300,000	1,286,456
Industrial And Commercial Bank of China Ltd. NY	3.23	11/13/19	1,600,000	1,593,726
Jackson National Life Global Funding (b)	1.88	10/15/18	775,000	774,827
Jackson National Life Global Funding (b)	2.20	01/30/20	1,250,000	1,234,880
John Deere Capital Corp.	2.59(a)	09/10/21	660,000	659,923
John Deere Capital Corp.	3.13	09/10/21	220,000	219,285
Main Street Capital Corp.	4.50	12/01/22	4,945,000	4,874,101
Met Life Global Funding I (b)	1.75	12/19/18	875,000	873,786
New York Life Global Funding (b)	2.00	04/09/20	1,300,000	1,279,732
Nissan Motor Acceptance Corp. (b)	2.98(a)	09/21/21	880,000	881,657
Prospect Capital Corp.	5.88	03/15/23	2,050,000	2,087,197
Protective Life Global Funding (b)	1.56	09/13/19	2,075,000	2,049,042
Reliance Standard Life Global Funding II (b)	2.50	01/15/20	5,550,000	5,493,274
Reliance Standard Life Global Funding II (b)	2.38	05/04/20	5,650,000	5,563,280
Toyota Motor Credit Corp.	2.51(a)	09/18/20	440,000	439,960
Wells Fargo Bank N.A.	3.33(a)	07/23/21	1,025,000	1,023,765
Total Financials				60,936,159
Health Care | 3.1%
AbbVie Inc.	3.38	11/14/21	440,000	439,454
AbbVie Inc.	3.75	11/14/23	440,000	437,766
Bayer US Finance II LLC (b)	3.50	06/25/21	1,325,000	1,321,831
Bayer US Finance II LLC (b)	3.00(a)	06/25/21	1,325,000	1,330,145
Bristol-Myers Squibb Co.	1.60	02/27/19	1,000,000	995,852
CVS Health Corp.	3.13	03/09/20	875,000	875,052
CVS Health Corp.	2.96(a)	03/09/20	1,250,000	1,256,435
CVS Health Corp.	3.35	03/09/21	1,300,000	1,297,527
Halfmoon Parent, Inc. (b)	2.68(a)	03/17/20	835,000	835,444
Halfmoon Parent, Inc. (b)	3.20	09/17/20	4,350,000	4,333,513
Halfmoon Parent, Inc. (b)	3.40	09/17/21	835,000	831,852
Halfmoon Parent, Inc. (b)	2.98(a)	09/17/21	835,000	836,229
Johnson & Johnson	1.88	12/05/19	775,000	767,253
Merck & Co., Inc.	1.85	02/10/20	475,000	468,476
Pfizer Inc.	2.20	12/15/21	1,250,000	1,215,692
Total Health Care				17,242,521
Industrials | 2.1%
BNSF Railway Co.	3.80	01/01/20	330,000	328,331
Burlington Northern & Santa Fe Railway Co.	4.58	01/15/21	184,765	185,791
Burlington Northern & Santa Fe Railway Co.	4.83	01/15/23	53,896	55,106
General Dynamics Corp.	2.88	05/11/20	3,075,000	3,067,470
General Electric Co.	2.50	03/28/20	6,930,000	6,853,985
Johnson Controls Inc. (b)	5.00	03/30/20	831,000	847,652
Ryder System, Inc.	3.50	06/01/21	220,000	219,791
Total Industrials				11,558,126

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2018  |  (Unaudited)  |  (Continued)
Corporate Bonds - Other | 35.7% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Information Technology | 3.3%
Amazon.com, Inc. (b)	1.90%	08/21/20	$975,000	$955,880
Apple Inc.	1.70	02/22/19	1,250,000	1,246,664
Apple Inc.	2.10	05/06/19	2,100,000	2,094,693
Apple Inc.	1.10	08/02/19	3,075,000	3,035,316
Apple Inc.	1.50	09/12/19	3,050,000	3,016,808
Apple Inc.	2.50	02/09/22	975,000	953,405
International Business Machines Corp.	2.50	01/27/22	700,000	681,517
Microsoft Corp.	1.63	12/06/18	675,000	674,136
Microsoft Corp.	1.10	08/08/19	3,100,000	3,060,314
Microsoft Corp.	2.00	11/03/20	950,000	933,092
Microsoft Corp.	2.40	02/06/22	1,675,000	1,635,897
Total Information Technology				18,287,722
Materials | 0.5%
3M Co.	1.63	09/19/21	450,000	429,902
PPG Industries, Inc.	2.30	11/15/19	2,200,000	2,183,942
Total Materials				2,613,844
Utilities | 9.7%
Alabama Power Co.	5.13	02/15/19	700,000	706,076
Atlantic City Electric Co.	4.35	04/01/21	3,150,000	3,196,472
California Water Service Co.	5.88	05/01/19	1,725,000	1,750,437
Dominion Energy Inc.	2.58	07/01/20	325,000	320,771
Duke Energy Florida Project Finance, LLC	1.20	03/01/20	3,505,640	3,451,776
Duke Energy Florida, LLC	2.10	12/15/19	2,359,375	2,345,127
Duke Energy Kentucky, Inc. (b)	4.65	10/01/19	1,325,000	1,342,258
Empire District Electric Co.	4.65	06/01/20	5,225,000	5,308,707
Entergy Louisiana LLC	4.80	05/01/21	1,175,000	1,202,056
Nevada Power Co.	2.75	04/15/20	1,300,000	1,296,286
Northern Natural Gas Co. (b)	4.25	06/01/21	475,000	482,155
Oncor Electric Delivery Co. LLC	2.15	06/01/19	2,940,000	2,923,866
Oncor Electric Delivery Co. LLC	5.75	09/30/20	660,000	689,370
ONE Gas, Inc. (b)	2.07	02/01/19	2,475,000	2,466,148
Public Service Co. of New Hampshire	4.50	12/01/19	2,575,000	2,611,426
SanDiego Gas & Electric Co.	1.91	02/01/22	1,936,016	1,888,576
Southern California Edison Co.	1.85	02/01/22	4,095,000	3,986,098
Southern Natural Gas Company, LLC	4.40	06/15/21	1,100,000	1,124,864
Southwest Gas Corp.	4.45	12/01/20	825,000	831,253
Spire Inc.	2.55	08/15/19	830,000	823,522
Toledo Edison Co.	7.25	05/01/20	250,000	263,605
Union Electric Co.	5.10	10/01/19	4,150,000	4,241,406
WEC Energy Group Inc.	3.38	06/15/21	825,000	825,223
Westar Energy Inc.	5.10	07/15/20	1,275,000	1,313,895
Western Massachusetts Electric Co.	3.50	09/15/21	250,000	250,827
WGL Holdings Inc.	2.25	11/01/19	2,125,000	2,095,108
WGL Holdings Inc.	2.72(a)	11/29/19	1,875,000	1,875,492
WGL Holdings Inc.	2.88(a)	03/12/20	3,500,000	3,502,522
Wisconsin Power and Light Co.	5.00	07/15/19	560,000	569,486
Total Utilities				53,684,808
Total Corporate Bonds - Other
(Cost $198,713,273)				197,343,950

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2018  |  (Unaudited)  |  (Continued)
Asset-Backed Securities | 21.0% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
ACC Trust 18-1 (b)	3.70%	12/21/20	$815,988	$815,620
Access Group Inc. 01	2.67(a)	05/25/29	507,029	501,428
Access Group Inc. 05-B	2.73(a)	07/25/35	1,221,652	1,206,905
Ally Master Owner Trust 15-2	1.83	01/15/21	725,000	723,559
Ally Master Owner Trust 17-3	2.59(a)	06/15/22	750,000	751,326
Ally Master Owner Trust 17-3	2.04	06/15/22	900,000	881,579
American Airlines 13-2	4.95	07/15/24	1,466,077	1,502,201
American Credit Acceptance Receivables Trust 18-1 (b)	2.72	03/10/21	2,464,221	2,463,253
Avant Loans Funding Trust 17-B (b)	2.29	06/15/20	117,721	117,664
Avant Loans Funding Trust 18-A (b)	3.09	06/15/21	2,163,831	2,163,316
Axis Equipment Finance Receivables LLC 16-A (b)	2.21	11/20/21	447,136	444,641
California Republic Auto Receivable Trust 15-3	2.13	05/17/21	1,398,306	1,393,303
CCR Inc. MT-100 Payment Rights Master Trust 12-C (b)	4.75	07/10/22	958,333	952,344
College Loan Corp Trust 07-2	2.59(a)	01/25/24	19,395,000	19,198,754
Consumer Loan Underlying Bond 17-NP2 (b)	2.55	01/16/24	179,649	179,547
Consumer Loan Underlying Bond 17-P1 (b)	2.42	09/15/23	653,963	652,268
Consumer Loan Underlying Bond 17-P2 (b)	2.61	01/15/24	902,974	898,298
Consumer Loan Underlying Bond 18-NP1 (b)	2.99	05/15/24	271,908	271,991
Consumer Loan Underlying Bond 18-P2 (b)	3.47	10/15/25	1,325,000	1,323,556
CPS Auto Trust 17-A (b)	1.68	08/17/20	153,245	152,974
Credit Acceptance Auto Loan Trust 17-1 (b)	2.56	10/15/25	1,100,000	1,094,717
Credit Acceptance Auto Loan Trust 17-2 (b)	2.55	02/17/26	1,525,000	1,511,197
Credit Acceptance Auto Loan Trust 17-3 (b)	2.65	06/15/26	1,025,000	1,013,301
Credit Acceptance Auto Loan Trust 18-1 (b)	3.01	02/16/27	1,525,000	1,509,743
Credit Acceptance Auto Loan Trust 18-2 (b)	3.47	05/17/27	2,200,000	2,198,329
Credit Acceptance Auto Loan Trust 18-3 (b)	3.55	08/15/27	1,100,000	1,098,458
Credit Suisse ABS Trust 18-LD1 (b)	3.42	07/25/24	1,566,066	1,564,861
Edlinc Student Loan Funding Trust 12-A (b)	4.84(a)	10/01/25	1,437,104	1,454,196
Education Loan Asset Backed Trust 13-1 (b)	3.06(a)	11/25/33	6,007,878	5,833,382
Element Rail Leasing I LLC 14-1 (b)	2.30	04/19/44	1,340,280	1,324,169
Element Rail Leasing I LLC 15-1 (b)	2.71	02/19/45	548,026	538,972
Element Rail Leasing I LLC 16-1 (b)	3.97	03/19/46	331,630	333,086
Entergy New Orleans Storm Recovery Fund 15-1	2.67	06/01/27	722,835	704,153
Exeter Automobile Receivables Trust 16-3 (b)	1.84	11/16/20	86,026	85,936
Exeter Automobile Receivables Trust 17-1 (b)	1.96	03/15/21	166,452	166,201
Exeter Automobile Receivables Trust 17-2 (b)	2.11	06/15/21	384,678	383,962
Exeter Automobile Receivables Trust 17-3 (b)	2.05	12/15/21	412,521	410,570
Exeter Automobile Receivables Trust 18-3 (b)	2.90	01/18/22	1,061,039	1,060,440
Flagship Credit Auto Trust 15-3 (b)	2.38	10/15/20	94,341	94,260
Flagship Credit Auto Trust 17-1 (b)	1.93	12/15/21	409,197	408,120
Ford Credit Floorplan Master Owner Trust 16-1	1.76	02/15/21	1,250,000	1,246,010
Ford Credit Floorplan Master Owner Trust 16-1	3.06(a)	02/15/21	1,250,000	1,253,870
Foursight Capital Automobile Receivables Trust 16-1 (b)	2.87	10/15/21	313,675	313,124
Foursight Capital Automobile Receivables Trust 17-1 (b)	2.37	04/15/22	414,411	412,304
Foursight Capital Automobile Receivables Trust 18-1 (b)	2.85	08/16/21	1,192,268	1,190,857
Freedom Financial 18-1 (b)	3.61	07/18/24	2,378,439	2,374,766
FRS I LLC 13-1 (b)	1.80	04/15/43	287,253	285,880
GLS Auto Receivables Trust 17-1 (b)	2.67	04/15/21	847,762	845,879
GLS Auto Receivables Trust 18-1 (b)	2.82	07/15/22	2,160,420	2,151,824
Gracie Point International Premium Financing 18-A (b)	3.60(a)	03/01/20	7,360,000	7,360,000
KeyCorp Student Loan Trust 00-A	2.65(a)	05/25/29	263,800	262,894
KeyCorp Student Loan Trust 00-B	2.67(a)	07/25/29	417,474	414,356
KeyCorp Student Loan Trust 04-A	2.80(a)	01/27/43	449,390	413,407
KeyCorp Student Loan Trust 05-A	2.74(a)	09/27/40	363,901	334,532
KeyCorp Student Loan Trust 06-A	2.65(a)	09/27/35	734,981	735,072
Longtrain Leasing III LLC 2015-1 (b)	2.98	01/15/45	498,483	488,987
Marlette Funding Trust 18-2 (b)	3.06	07/17/28	1,777,828	1,777,204

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2018  |  (Unaudited)  |  (Continued)
Asset-Backed Securities | 21.0% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Marlette Funding Trust 18-3 (b)	3.20%	09/15/28	$2,860,890	$2,860,391
Nelnet Private Education Loan Trust 16-A (b)	3.60	12/26/40	1,643,895	1,581,473
NP SPE II LLC 17-1 (b)	3.37	10/21/47	508,264	496,972
One Main Financial Issuance Trust 15-2 (b)	2.57	07/18/25	9,658	9,656
Oscar US Funding Trust 16-2 (b)	2.31	11/15/19	25,137	25,126
Oscar US Funding Trust 17-2 (b)	2.45	12/10/21	730,000	719,550
Oscar US Funding Trust 18-1 (b)	2.91	04/12/21	1,853,222	1,851,201
Oscar US Funding Trust 18-2 (b)	3.15	08/10/21	930,000	929,089
Prosper Marketplace Issuance Trust 17-1 (b)	2.56	06/15/23	59,460	59,447
Prosper Marketplace Issuance Trust 17-2 (b)	2.41	09/15/23	673,030	672,286
Prosper Marketplace Issuance Trust 18-2 (b)	3.35	10/15/24	4,700,000	4,697,213
Sierra Auto Receivables Securities Trust 16-1 (b)	2.85	01/18/22	50,958	50,951
SLC Student Loan Trust 05-1	2.54(a)	02/15/45	1,023,825	965,699
SLM Student Loan Trust 03-11	2.99(a)	12/15/38	519,344	494,714
SLM Student Loan Trust 04-A	2.74(a)	06/15/33	1,973,870	1,953,898
SLM Student Loan Trust 04-B	2.67(a)	03/15/24	3,512,920	3,509,626
SLM Student Loan Trust 05-A	2.54(a)	06/15/23	1,103,180	1,101,543
SLM Student Loan Trust 06-A	2.63(a)	06/15/39	1,310,318	1,278,394
Small Business Administration 02-20K	5.08	11/01/22	11,742	11,928
SoFi Consumer Loan Program Trust 17-1 (b)	3.28	01/26/26	695,367	694,439
SoFi Consumer Loan Program Trust 17-3 (b)	2.77	05/25/26	888,957	880,831
SoFi Consumer Loan Program Trust 17-4 (b)	2.50	05/26/26	719,159	710,539
SoFi Consumer Loan Program Trust 18-3 (b)	3.20	08/25/27	578,772	578,686
SoFi Professional Loan Program Trust 18-C (b)	3.08	01/25/48	1,579,649	1,579,501
ThunderRoad Motorcycle Trust 16-1 (b)	4.00	09/15/22	268,486	268,658
United Auto Credit Securitization Trust 18-2 (b)	2.89	03/10/21	1,518,077	1,517,644
Veros Autos Receivable Trust 17-1 (b)	2.84	04/17/23	308,508	307,349
World Financial Network Credit Card Master Note Trust 17-B	1.98	06/15/23	3,500,000	3,471,153
World Financial Network Credit Card Master Note Trust 18-B	3.46	07/15/25	1,200,000	1,199,663
Total Asset-Backed Securities
(Cost $114,929,111)				115,721,166

Municipal Bonds | 16.3% of portfolio

Alaska | 0.1%
Alaska Student Loan Corp.	2.72(a)	08/25/31	540,532	540,727
Total Alaska				540,727
California | 0.6%
Adelanto California Public Utility Authority	3.25	07/01/21	750,000	749,430
Adelanto California Public Utility Authority	3.63	07/01/23	795,000	799,468
Desert Sands California Unified School District	2.28	06/01/19	375,000	373,669
Fresno County CA Pension Obligation	0.00(c)	08/15/22	650,000	560,254
University of California	2.85	05/15/20	540,000	539,914
Total California				3,022,735
Florida | 0.8%
Florida State Board of Administration Finance Corp.	2.16	07/01/19	4,375,000	4,360,125
Total Florida				4,360,125
Illinois | 0.9%
Illinois, State of Sales Tax Revenue	2.23	06/15/19	3,625,000	3,600,567

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2018  |  (Unaudited)  |  (Continued)
Municipal Bonds | 16.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Illinois | 0.9% (Continued)
Village of Rosemont Illinois	2.77%	12/01/18	$1,375,000	$1,374,450
Total Illinois				4,975,017
Indiana | 0.1%
Indiana Bond Bank	2.08	01/15/19	300,000	299,712
Total Indiana				299,712
Louisiana | 0.3%
New Orleans Louisiana	2.80	09/01/19	1,725,000	1,723,758
Total Louisiana				1,723,758
Mississippi | Less than 0.1%
Mississippi, State of	2.40	10/01/22	225,000	218,331
Total Mississippi				218,331
Missouri | Less than 0.1%
Missouri Higher Education Loan Authority	2.89(a)	01/26/26	193,127	193,110
Total Missouri				193,110
New Jersey | 3.9%
New Jersey Economic Development Authority	0.00(c)	02/15/19	4,990,000	4,935,210
New Jersey Economic Development Authority	0.00(c)	02/15/20	12,575,000	12,018,305
New Jersey Economic Development Authority	0.00(c)	02/15/21	1,350,000	1,241,946
New Jersey Economic Development Authority	0.00(c)	02/15/22	1,005,000	888,108
New Jersey Economic Development Authority	0.00(c)	02/15/24	3,200,000	2,588,640
Total New Jersey				21,672,209
New York | 4.2%
New York City, NY Transitional Finance Authority	1.85	05/01/19	2,025,000	2,016,110
New York City, NY Transitional Finance Authority	2.45	08/01/20	1,000,000	989,310
New York City, NY Transitional Finance Authority	2.75	11/01/20	2,695,000	2,680,501
New York City, NY Transitional Finance Authority	2.85	02/01/21	2,775,000	2,756,380
New York City, NY Transitional Finance Authority	2.15	02/01/21	2,100,000	2,053,149
New York State Urban Development Corp.	2.35	03/15/20	4,350,000	4,319,593
New York State Urban Development Corp.	2.38	03/15/21	4,375,000	4,284,263
New York State Urban Development Corp.	2.10	03/15/22	3,975,000	3,894,824
Utility Debt Securitization Authority, NY	2.04	06/15/21	263,000	262,606
Total New York				23,256,736
North Carolina | 0.2%
North Carolina Housing Finance Agency	4.00	01/01/30	830,000	833,793
North Carolina State Education Assistance Authority	2.86(a)	07/25/39	518,458	523,513
Total North Carolina				1,357,306
Oklahoma | 0.1%
Oklahoma Student Loan Authority	2.72(a)	02/25/32	397,154	395,772
Total Oklahoma				395,772

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2018  |  (Unaudited)  |  (Continued)
Municipal Bonds | 16.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Pennsylvania | 2.9%
Lehigh County Authority PA	3.44%	12/01/18	$3,825,000	$3,825,956
Pennsylvania Higher Education Assistance Agency (b)	2.61(a)	05/25/57	163,928	164,112
Philadelphia Pennsylvania Authority for Industrial Development	0.00(c)	04/15/19	2,500,000	2,455,825
Philadelphia Pennsylvania Authority for Industrial Development	0.00(c)	04/15/20	5,285,000	4,993,744
Philadelphia Pennsylvania Authority for Industrial Development	0.00(c)	04/15/20	3,380,000	3,198,528
Philadelphia Pennsylvania Authority for Industrial Development	0.00(c)	04/15/22	1,400,000	1,209,152
Total Pennsylvania				15,847,317
Puerto Rico | 1.2%
Puerto Rico Highway & Transportation Authority	5.50	07/01/19	1,800,000	1,839,384
Puerto Rico Highway & Transportation Authority	6.25	07/01/21	2,400,000	2,546,832
Puerto Rico Sales Tax Financing Corp.	5.25	08/01/19	3,175,000	1,555,750
Puerto Rico Sales Tax Financing Corp.	4.38	08/01/20	905,000	438,925
Puerto Rico, Commonwealth of	5.50	07/01/19	250,000	255,470
Total Puerto Rico				6,636,361
Vermont | 0.1%
Vermont Student Assistance Corp.	2.76(a)	07/28/34	679,660	681,692
Total Vermont				681,692
Wisconsin | 0.9%
Wisconsin, Public Finance Authority	2.63	11/01/19	2,375,000	2,375,047
Wisconsin, Public Finance Authority	2.82	03/01/20	910,000	903,348
Wisconsin, Public Finance Authority	2.75	06/01/20	1,575,000	1,542,051
Total Wisconsin				4,820,446
Total Municipal Bonds
(Cost $92,091,058)				90,001,354

Yankee Bonds | 12.0% of portfolio

ABN AMRO Bank N.V. (b)	2.10	01/18/19	650,000	648,804
ABN AMRO Bank N.V. (b)	2.97(a)	01/18/19	900,000	901,422
African Development Bank	8.80	09/01/19	1,960,000	2,057,111
Alibaba Group Holding Ltd.	2.50	11/28/19	1,275,000	1,268,367
América Móvil SAB de CV	5.00	03/30/20	2,200,000	2,253,172
AstraZeneca PLC	2.98(a)	08/17/23	220,000	219,551
BAT Capital Corp. (b)	2.30	08/14/20	875,000	857,445
Bayerische Landesbank	1.38	08/09/19	4,400,000	4,337,885
CNOOC Nexen Finance (2015) Australia Pty Ltd.	2.63	05/05/20	425,000	418,943
Coca-Cola European Partners PLC	3.50	09/15/20	825,000	823,788
Corporación Andina de Fomento	2.00	05/10/19	4,400,000	4,373,888
Daimler Finance North America LLC (b)	3.10	05/04/20	650,000	648,019
Daimler Finance North America LLC (b)	2.73(a)	05/04/20	450,000	450,958
Daimler Finance North America LLC (b)	2.30	02/12/21	1,650,000	1,606,884
Daimler Finance North America LLC (b)	2.77(a)	02/12/21	1,650,000	1,650,895
Daimler Finance North America LLC (b)	3.35	05/04/21	875,000	871,404
Daimler Finance North America LLC (b)	2.89(a)	05/04/21	425,000	426,455
Deutsche Bank AG	2.85	05/10/19	1,250,000	1,246,655

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2018  |  (Unaudited)  |  (Continued)
Yankee Bonds | 12.0% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Deutsche Bank AG	4.25%(a)	05/10/19	$750,000	$754,229
Hydro-Quebec	6.27	01/03/26	80,000	92,322
Landesbank Baden-Wuerttemberg	2.13	01/31/20	3,000,000	2,963,223
Landesbank Baden-Wuerttemberg	7.63	02/01/23	1,175,000	1,374,587
Mizuho Bank Ltd. (b)	2.15	10/20/18	325,000	324,895
Mizuho Bank Ltd. (b)	2.65	09/25/19	250,000	249,327
Petróleos Mexicanos SA de CV (b)	5.98(a)	03/11/22	160,000	169,771
Santander UK PLC	2.50	03/14/19	250,000	249,845
Santander UK PLC	3.81(a)	03/14/19	250,000	251,521
Shell International Finance BV	1.63	11/10/18	2,125,000	2,122,769
Shell International Finance BV	1.38	09/12/19	3,000,000	2,960,434
Shell International Finance BV	2.68(a)	09/12/19	3,000,000	3,009,495
Shell International Finance BV	2.13	05/11/20	665,000	656,172
Sinopec Group Overseas Development (2015) Ltd. (b)	2.50	04/28/20	1,075,000	1,057,530
Sinopec Group Overseas Development (2016) Ltd. (b)	1.75	09/29/19	2,200,000	2,162,721
Sinopec Group Overseas Development (2017) Ltd. (b)	2.38	04/12/20	2,175,000	2,144,561
Sinopec Group Overseas Development (2020) Ltd. (b)	2.25	09/13/20	2,200,000	2,144,604
Standard Chartered Bank PLC. (b)	2.10	08/19/19	700,000	694,185
Standard Chartered Bank PLC. (b)	3.45(a)	08/19/19	450,000	453,222
Standard Chartered PLC. (b)	3.00(a)	01/20/23	2,200,000	2,205,544
Standard Chartered PLC. (b)	4.25(a)	01/20/23	1,000,000	1,003,070
Sumitomo Mitsui Banking Corp.	1.76	10/19/18	2,225,000	2,224,154
Sumitomo Mitsui Banking Corp.	1.97	01/11/19	1,350,000	1,347,547
Sumitomo Mitsui Banking Corp.	2.09	10/18/19	1,300,000	1,283,036
Sumitomo Mitsui Banking Corp.	2.51	01/17/20	1,300,000	1,289,683
Sumitomo Mitsui Banking Corp.	2.69(a)	01/17/20	875,000	876,587
Syngenta Finance N.V. (b)	3.70	04/24/20	1,300,000	1,298,464
Syngenta Finance N.V. (b)	3.93	04/23/21	425,000	423,805
Toyota Motor Corp.	3.18	07/20/21	1,325,000	1,326,427
TransCanada PipeLines Ltd.	7.13	01/15/19	2,045,000	2,070,332
Volkswagen International Finance N.V. (b)	2.13	11/20/18	2,300,000	2,298,235
Total Yankee Bonds
(Cost $66,816,923)				66,543,943

U.S. Government & Agency Obligations | 10.6% of portfolio

Overseas Private Investment Corp.	1.30	06/15/19	128,571	127,575
Overseas Private Investment Corp.	2.52	09/15/22	1,590,909	1,565,859
Private Export Funding Corp. (b)	2.10	12/19/19	875,000	867,828
Tennessee Valley Authority	0.00(c)	06/15/21	595,000	545,932
U.S. Department of Housing & Urban Development	1.88	08/01/19	950,000	943,523
U.S. Department of Housing & Urban Development	6.07	08/01/21	10,000	10,122
U.S. Department of Housing & Urban Development	6.12	08/01/22	19,000	19,248
U.S. Treasury Note	1.63	04/30/19	1,975,000	1,965,588
U.S. Treasury Note	1.38	09/30/19	2,175,000	2,147,643
U.S. Treasury Note	1.50	10/31/19	13,100,000	12,935,738
U.S. Treasury Note	1.25	01/31/20	2,175,000	2,132,944
U.S. Treasury Note	2.25	03/31/20	2,175,000	2,158,687
U.S. Treasury Note	1.50	06/15/20	4,800,000	4,697,437
U.S. Treasury Note	2.63	08/31/20	2,200,000	2,192,180
U.S. Treasury Note	1.63	10/15/20	12,225,000	11,934,179
U.S. Treasury Note	1.38	10/31/20	2,175,000	2,111,024
U.S. Treasury Note	2.00	01/15/21	7,850,000	7,701,893
U.S. Treasury Note	2.38	04/15/21	4,800,000	4,742,625
Total U.S. Government & Agency Obligations
(Cost $59,509,154)				58,800,025

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2018  |  (Unaudited)  |  (Continued)
Mortgage-Backed Securities | 0.9% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
ACE Securities Corp. 06-ASL1	2.34%(a)	02/25/36	$223,303	$117,048
Adjustable Rate Mortgage Trust 05-10	4.27(a)	01/25/36	43,393	40,517
American Business Financial Services 02-1	7.01	12/15/32	45,707	39,066
American Home Mortgage Investment Trust 05-03	5.47	09/25/35	4,089	4,064
Amresco Residential Securities 98-1	7.32(a)	10/25/27	29,342	31,637
Banc of America Alternative Loan Trust Inc. 07-2	5.75	06/25/37	56,063	50,883
Banc of America Funding Corp. 04-A	4.75(a)	09/20/34	5,056	5,171
Banc of America Funding Corp. 05-G	3.63(a)	10/20/35	107,432	105,710
Banc of America Funding Corp. 07-5	6.50	07/25/37	19,388	16,660
Banc of America Mortgage Securities Inc. 02-J	4.92(a)	09/25/32	2,459	2,412
Bayview Financial Acquisition Trust 06-D	5.93	12/28/36	1,432,425	1,447,277
Bear Stearns Adjustable Rate Mortgage Trust 04-10	3.69(a)	01/25/35	122,196	123,200
Bear Stearns Adjustable Rate Mortgage Trust 05-12	4.26(a)	02/25/36	16,750	16,009
Bear Stearns ALT-A Trust 04-11	4.28(a)	11/25/34	8,188	8,070
Bear Stearns ALT-A Trust 05-4	3.97(a)	05/25/35	54,665	55,098
Bear Stearns ALT-A Trust 05-9	3.61(a)	11/25/35	29,465	23,946
Bear Stearns ALT-A Trust 06-6	4.04(a)	11/25/36	117,449	108,689
Bear Stearns Asset Backed Securities Trust 03-3	3.40(a)	06/25/43	31,395	31,052
Bear Stearns Asset Backed Securities Trust 04-HE5	3.94(a)	07/25/34	34,313	34,119
Bear Stearns Structured Products Inc., 00-1 (b)	7.33(a)	08/28/33	91	91
CDC Mortgage Capital Trust 02-HE1	2.68(a)	01/25/33	203,159	200,290
Chase Mortgage Finance Corp. 05-A1	3.52(a)	12/25/35	4,567	4,409
Chaseflex Trust 05-2	6.00	06/25/35	73,478	70,265
CITICORP Mortgage Securities, Inc. 07-1	5.39(d)	03/25/37	69,446	71,091
Cityscape Home Equity Loan Trust 96-2	8.10	08/25/26	46,523	46,381
Conseco Finance Securitizations Corp. 01-2	7.10	02/01/33	92,602	96,256
Contimortgage Home Equity Loan Trust 95-2	8.10	08/15/25	21,164	13,599
Countrywide Alternative Loan Trust 04-24CB	6.00	11/25/34	29,475	29,721
Countrywide Alternative Loan Trust 05-43	4.03(a)	10/25/35	18,110	15,899
Countrywide Asset Backed Certificate 02-S2 (e)	5.98	01/25/17	1,688	1,682
Countrywide Asset Backed Certificate 02-S4 (e)	4.55(a)	10/25/17	7,862	7,964
Countrywide Asset Backed Certificate 04-S1	5.12	02/25/35	13,351	13,415
Countrywide Asset Backed Certificate 07-S1	5.69	11/25/36	6,038	6,148
Countrywide Home Loans 03-49	4.35(a)	12/19/33	11,688	11,905
Countrywide Home Loans 05-HYB8	3.49(a)	12/20/35	56,774	54,908
Countrywide Home Loans 06-HYB5	3.82(a)	09/20/36	34,596	29,858
Credit Suisse First Boston Mortgage 03-AR24	4.50(a)	10/25/33	92,930	92,787
Credit Suisse First Boston Mortgage 04-AR3	4.11(a)	04/25/34	27,676	28,252
Credit Suisse First Boston Mortgage 05-10	5.25	11/25/20	23,084	21,596
Encore Credit Receivables Trust 05-3	2.80(a)	10/25/35	89,750	89,865
FHLMC 780754	3.93(a)	08/01/33	1,212	1,269
First Alliance Mortgage Loan Trust 94-1	5.85	04/25/25	3,645	3,638
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	4.17(a)	09/25/34	9,791	9,709
FNMA 813842	3.93(a)	01/01/35	5,966	6,153
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75	10/25/36	17,791	17,977
GNMA 2003-11	4.00	10/17/29	53,875	54,630
GNMA 2003-26	2.51(a)	04/16/33	5,145	5,170
GNMA 2004-17	4.50	12/20/33	9,194	9,445
Green Tree Financial Corp. 98-5	6.22	03/01/30	40,380	42,385
GS Mortgage Loan Trust 03-10	4.55(a)	10/25/33	53,090	52,258
GS Mortgage Loan Trust 05-8F	5.50	10/25/20	6,816	6,693
GS Mortgage Loan Trust 05-AR6	3.95(a)	09/25/35	18,424	18,515
IMPAC Secured Assets Corp. 03-3	4.85(a)	08/25/33	61,975	63,375
Indymac Indx Mortgage Loan Trust 05-AR15	3.89(a)	09/25/35	19,995	18,638
JP Morgan Mortgage Trust 05-A2	4.02(a)	04/25/35	109,180	108,612
Lehman ABS Manufactured Housing Contract 01-B	4.35	04/15/40	6,148	6,172
Master Adjustable Rate Mortgages Trust 04-13	4.18(a)	04/21/34	8,662	8,895

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2018  |  (Unaudited)  |  (Continued)
Mortgage-Backed Securities | 0.9% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Master Adjustable Rate Mortgages Trust 05-1	3.97%(a)	01/25/35	$5,268	$5,218
Master Alternative Loans Trust 03-5	6.00	08/25/33	23,553	23,832
Master Asset Backed Securities Trust 07-NCW (b)	2.36(a)	05/25/37	281,842	264,118
Master Asset Securitization Trust 07-1	6.00	10/25/22	8,192	8,108
Merrill Lynch Mortgage Investors Trust 03-A2	3.98(a)	02/25/33	14,156	13,927
Morgan Stanley Mortgage Loan Trust 05-5AR	4.62(a)	09/25/35	18,357	15,878
Nomura Asset Acceptance Corporation 07-1	5.96	03/25/47	123,925	127,029
Option One Mortgage Loan Trust 07-FXD2	5.90	03/25/37	9,777	9,180
Prime Mortgage Trust 05-2	5.00	07/25/20	3,409	3,418
Residential Asset Securitization Trust 04-A3	5.25	06/25/34	4,406	4,418
Residential Asset Securitization Trust 05-A14	5.50	12/25/35	96,908	82,000
Residential Funding Mortgage Securities I 05-SA2	3.94(a)	06/25/35	17,112	14,183
Salomon Brothers Mortgage Securities 97-LB6	6.82	12/25/27	4	4
Structured Adjustable Rate Mortgage Loan Trust 04-11	4.12(a)	08/25/34	18,848	18,444
Structured Adjustable Rate Mortgage Loan Trust 04-4	4.24(a)	04/25/34	140,771	145,624
Structured Adjustable Rate Mortgage Loan Trust 06-1	3.85(a)	02/25/36	9,477	9,153
Structured Adjustable Rate Mortgage Loan Trust 06-4	4.05(a)	05/25/36	45,613	41,026
Structured Asset Mortgage Investments 04-AR5	3.80(a)	10/19/34	18,441	18,107
Structured Asset Securities Corp. 03-37A	4.15(a)	12/25/33	70,563	70,058
Structured Asset Securities Corp. 98-RF1 (b)	5.40(a)	04/15/27	13,066	13,025
Washington Mutual Mortgage Securities Corp. 04-AR14	3.50(a)	01/25/35	39,742	40,686
Washington Mutual Mortgage Securities Corp. 04-AR3	3.95(a)	06/25/34	22,104	22,547
Wells Fargo Mortgage Backed Securities Trust 04-B	3.78(a)	02/25/34	6,242	6,298
Wells Fargo Mortgage Backed Securities Trust 04-E	4.35(a)	05/25/34	9,386	9,590
Wells Fargo Mortgage Backed Securities Trust 04-EE	4.37(a)	12/25/34	7,403	7,692
Wells Fargo Mortgage Backed Securities Trust 04-F	4.19(a)	06/25/34	23,148	23,197
Wells Fargo Mortgage Backed Securities Trust 04-I	4.12(a)	07/25/34	1,865	1,911
Wells Fargo Mortgage Backed Securities Trust 04-K	4.48(a)	07/25/34	27,617	28,165
Wells Fargo Mortgage Backed Securities Trust 04-K	4.49(a)	07/25/34	11,207	11,727
Wells Fargo Mortgage Backed Securities Trust 04-K	4.49(a)	07/25/34	12,467	12,816
Wells Fargo Mortgage Backed Securities Trust 04-R	4.73(a)	09/25/34	12,689	13,115
Wells Fargo Mortgage Backed Securities Trust 05-AR14	4.54(a)	08/25/35	6,475	6,583
Wells Fargo Mortgage Backed Securities Trust 05-AR15	4.73(a)	09/25/35	56,605	57,206
Wells Fargo Mortgage Backed Securities Trust 05-AR16	4.56(a)	10/25/35	14,892	14,643
Wells Fargo Mortgage Backed Securities Trust 06-AR19	3.90(a)	12/25/36	8,799	8,223
Total Mortgage-Backed Securities
(Cost $4,640,617)				4,751,693

Corporate Bond Guaranteed by Export-Import Bank of the United States | 0.1% of portfolio

Energy | 0.1%
Petroleos Mexicanos	2.46	12/15/25	329,250	320,249
Total Energy				320,249
Total Corporate Bond Guaranteed by Export-Import Bank of the United States
(Cost $325,389)				320,249

Commercial Paper | 3.4% of portfolio

Kansas City Power and Light Co. (b)	2.30	10/01/18	18,700,000	18,696,299
Total Commercial Paper
(Cost $18,700,000)				18,696,299

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2018  |  (Unaudited)  |  (Continued)
Money Market Fund | less than 0.1% of portfolio
	Interest Rate /Yield	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.97%(f)	69,663	$69,663
Total Money Market Fund
(Cost $69,663)			69,663
Total Investments in Securities
(Cost $555,795,188) | 100.0%			$552,248,342
(a)	Variable coupon rate as of September 30, 2018.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $161,191,983 and represents 29.2% of total investments.
(c)	Zero coupon rate, purchased at a discount.
(d)	Step coupon security, the current rate may be adjusted upwards before maturity date.
(e)	Security did not mature on maturity date. While additional principal and interest have been received past the maturity date, the amount and timing of future payments is uncertain.
(f)	7-day yield at September 30, 2018.
AMBAC - American Municipal Bond Assurance Corporation
LLC - Limited Liability Company
NA - National Association
ABS - Asset-Backed Security
N.V. - Naamloze Vennootschap
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
PLC - Public Limited Company
AG - Aktiengesellschaft
SA - Sociedad Anonima or Societe Anonyme
SA de CV - Sociedad Anonima de Capital Variable
BV - Besloten Vennootschap
FHLMC - Federal Home Loan Mortgage Corporation
At September 30, 2018, the cost of investment securities for tax purposes was $555,795,188. Net unrealized depreciation of investment securities was $3,546,846 consisting of unrealized gains of $2,132,577 and unrealized losses of $5,679,423.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments  |  Short-Term Bond Fund  |  September 30, 2018  |  (Unaudited)  |  (Continued)
Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds - Other	$ —	$197,343,950	$ —	$197,343,950
Asset-Backed Securities	—	115,721,166	—	115,721,166
Municipal Bonds	—	90,001,354	—	90,001,354
Yankee Bonds	—	66,543,943	—	66,543,943
U.S. Government & Agency Obligations	—	58,800,025	—	58,800,025
Mortgage-Backed Securities	—	4,751,693	—	4,751,693
Corporate Bond Guaranteed by Export-Import Bank of the United States	—	320,249	—	320,249
Commercial Paper	—	18,696,299	—	18,696,299
Money Market Fund	69,663	—	—	69,663
Total	$69,663	$552,178,679	$ —	$552,248,342
During the period ended September 30, 2018, there were no transfers between levels.

Portfolio of Investments
Stock Index Fund  |  September 30, 2018  |  (Unaudited)

	Cost	Value
Investment in S&P 500 Index Master Portfolio	$48,366,364	$156,486,410
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors. As of September 30, 2018, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.89%. See the Portfolio of Investments for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments
S&P 500 Index Master Portfolio  |  September 30, 2018  |  (Unaudited)

Common Stocks | 98.2% of net assets
	Shares	Value
Aerospace & Defense | 2.7%
Arconic, Inc.	304,155	$6,694,452
Boeing Co.	376,421	139,990,970
General Dynamics Corp.	196,212	40,168,521
Harris Corp.	82,383	13,940,027
Huntington Ingalls Industries, Inc.	31,049	7,951,028
L3 Technologies, Inc.	55,185	11,733,435
Lockheed Martin Corp.	174,552	60,388,010
Northrop Grumman Corp.	122,250	38,798,482
Raytheon Co.	200,991	41,536,800
Rockwell Collins, Inc.	115,799	16,266,285
Textron, Inc.	175,011	12,508,036
TransDigm Group, Inc. (a)	34,112	12,699,898
United Technologies Corp.	529,862	74,080,006
Total Aerospace & Defense		476,755,950
Air Freight & Logistics | 0.7%
C.H. Robinson Worldwide, Inc.	97,607	9,557,677
Expeditors International of Washington, Inc.	121,392	8,925,954
FedEx Corp.	171,399	41,271,165
United Parcel Service, Inc., Class B	488,508	57,033,309
Total Air Freight & Logistics		116,788,105
Airlines | 0.5%
Alaska Air Group, Inc.	86,618	5,964,515
American Airlines Group Inc.	286,827	11,854,560
Delta Air Lines, Inc.	443,223	25,631,586
Southwest Airlines Co.	363,334	22,690,208
United Continental Holdings, Inc. (a)	161,327	14,367,783
Total Airlines		80,508,652
Auto Components | 0.1%
Aptiv PLC	186,514	15,648,524
BorgWarner, Inc.	147,151	6,295,120
Goodyear Tire & Rubber Co.	162,653	3,804,454
Total Auto Components		25,748,098
Automobiles | 0.3%
Ford Motor Co.	2,756,415	25,496,839
General Motors Co.	924,422	31,125,289
Harley-Davidson, Inc.	117,341	5,315,547
Total Automobiles		61,937,675
Banks | 5.7%
Bank of America Corp.	6,544,356	192,796,728
BB&T Corp.	545,615	26,484,152
Citigroup, Inc.	1,773,004	127,195,307
Citizens Financial Group, Inc.	335,314	12,933,061
Comerica, Inc.	120,754	10,892,011
Fifth Third Bancorp	469,454	13,107,156
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Banks | 5.7% (Continued)
Huntington Bancshares, Inc.	777,952	$11,607,044
JPMorgan Chase & Co.	2,367,817	267,184,470
KeyCorp	741,183	14,742,130
M&T Bank Corp.	101,213	16,653,587
People's United Financial, Inc.	250,989	4,296,932
PNC Financial Services Group, Inc. (b)	327,111	44,549,247
Regions Financial Corp.	776,714	14,252,702
SunTrust Banks, Inc.	324,595	21,679,700
SVB Financial Group (a)	37,898	11,779,835
U.S. Bancorp	1,078,836	56,973,329
Wells Fargo & Co.	3,053,767	160,505,993
Zions Bancorporation (c)	137,026	6,871,854
Total Banks		1,014,505,238
Beverages | 1.7%
Brown-Forman Corp., Class B	118,737	6,002,155
Coca-Cola Co.	2,696,649	124,558,217
Constellation Brands, Inc., Class A	118,264	25,500,084
Molson Coors Brewing Co., Class B	131,869	8,109,943
Monster Beverage Corp. (a)	280,271	16,334,194
PepsiCo, Inc.	996,421	111,399,868
Total Beverages		291,904,461
Biotechnology | 2.5%
AbbVie, Inc.	1,066,839	100,901,633
Alexion Pharmaceuticals, Inc. (a)	157,839	21,941,199
Amgen, Inc.	456,017	94,527,764
Biogen, Inc. (a)	141,921	50,142,108
Celgene Corp. (a)	496,362	44,419,435
Gilead Sciences, Inc.	912,605	70,462,232
Incyte Corp. (a)	121,902	8,420,990
Regeneron Pharmaceuticals, Inc. (a)	54,590	22,056,544
Vertex Pharmaceuticals, Inc. (a)	180,048	34,702,452
Total Biotechnology		447,574,357
Building Products | 0.3%
Allegion PLC	65,711	5,951,445
AO Smith Corp.	102,810	5,486,970
Fortune Brands Home & Security, Inc.	101,821	5,331,347
Johnson Controls International PLC	651,628	22,806,980
Masco Corp.	214,823	7,862,522
Total Building Products		47,439,264
Capital Markets | 2.7%
Affiliated Managers Group, Inc.	37,640	5,146,141
Ameriprise Financial, Inc.	100,053	14,773,826
Bank of New York Mellon Corp.	648,125	33,047,894

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2018  |  (Unaudited)  |
(Continued)
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Capital Markets | 2.7% (Continued)
BlackRock, Inc. (b)	86,463	$40,752,606
Cboe Global Markets, Inc.	78,779	7,559,633
Charles Schwab Corp.	847,150	41,637,423
CME Group, Inc.	239,954	40,842,570
E*Trade Financial Corp. (a)	182,019	9,535,975
Franklin Resources, Inc.	215,368	6,549,341
Goldman Sachs Group, Inc.	247,463	55,491,103
Intercontinental Exchange, Inc.	403,999	30,255,485
Invesco Ltd.	290,063	6,636,641
Moody's Corp.	118,126	19,750,667
Morgan Stanley	934,225	43,506,858
MSCI, Inc.	61,813	10,966,244
Nasdaq, Inc.	81,206	6,967,475
Northern Trust Corp.	157,307	16,065,764
Raymond James Financial, Inc.	92,503	8,514,901
S&P Global, Inc.	177,187	34,620,568
State Street Corp.	267,306	22,394,897
T. Rowe Price Group, Inc.	171,607	18,736,052
Total Capital Markets		473,752,064
Chemicals | 1.8%
Air Products & Chemicals, Inc.	153,762	25,685,942
Albemarle Corp.	77,315	7,714,491
CF Industries Holdings, Inc.	163,850	8,919,994
DowDuPont, Inc.	1,625,598	104,542,207
Eastman Chemical Co.	99,671	9,540,508
Ecolab, Inc.	179,115	28,081,650
FMC Corp.	93,297	8,133,632
International Flavors & Fragrances, Inc.	55,478	7,718,099
LyondellBasell Industries NV, Class A	226,266	23,194,528
Mosaic Co.	250,373	8,132,115
PPG Industries, Inc.	170,507	18,607,429
Praxair, Inc.	202,757	32,589,133
Sherwin-Williams Co.	57,926	26,368,494
Total Chemicals		309,228,222
Commercial Services & Supplies | 0.4%
Cintas Corp.	60,649	11,996,979
Copart, Inc. (a)	145,706	7,508,230
Iron Mountain, Inc.	201,596	6,959,094
Republic Services, Inc.	154,326	11,213,327
Rollins, Inc.	69,148	4,196,592
Stericycle, Inc. (a)	60,510	3,550,727
Waste Management, Inc.	277,877	25,108,966
Total Commercial Services & Supplies		70,533,915
Communications Equipment | 1.1%
Arista Networks, Inc. (a)(c)	36,373	9,670,126
Cisco Systems, Inc.	3,220,605	156,682,433
F5 Networks, Inc. (a)	42,885	8,552,127
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Communications Equipment | 1.1% (Continued)
Juniper Networks, Inc.	242,731	$7,274,648
Motorola Solutions, Inc.	114,321	14,877,735
Total Communications Equipment		197,057,069
Construction & Engineering | 0.1%
Fluor Corp.	97,558	5,668,120
Jacobs Engineering Group, Inc.	82,569	6,316,529
Quanta Services, Inc. (a)	106,693	3,561,412
Total Construction & Engineering		15,546,061
Construction Materials | 0.1%
Martin Marietta Materials, Inc.	44,503	8,097,321
Vulcan Materials Co.	92,122	10,243,966
Total Construction Materials		18,341,287
Consumer Finance | 0.7%
American Express Co.	497,438	52,972,172
Capital One Financial Corp.	337,061	31,997,201
Discover Financial Services	241,752	18,481,940
Synchrony Financial	480,083	14,920,980
Total Consumer Finance		118,372,293
Containers & Packaging | 0.3%
Avery Dennison Corp.	61,588	6,673,060
Ball Corp.	241,647	10,630,051
International Paper Co.	288,064	14,158,346
Packaging Corp. of America	65,470	7,181,404
Sealed Air Corp.	113,392	4,552,689
WestRock Co.	179,732	9,604,878
Total Containers & Packaging		52,800,428
Distributors | 0.1%
Genuine Parts Co.	101,839	10,122,797
LKQ Corp. (a)	229,399	7,265,066
Total Distributors		17,387,863
Diversified Consumer Services | 0.0%
H&R Block, Inc.	139,724	3,597,893
Total Diversified Consumer Services		3,597,893
Diversified Financial Services | 1.7%
Berkshire Hathaway, Inc., Class B (a)	1,373,415	294,061,886
Jefferies Financial Group, Inc.	207,622	4,559,379
Total Diversified Financial Services		298,621,265
Diversified Telecommunication Services | 1.9%
AT&T, Inc.	5,116,239	171,803,306

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2018  |  (Unaudited)  |
(Continued)
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Diversified Telecommunication Services | 1.9% (Continued)
CenturyLink, Inc.	669,654	$14,196,665
Verizon Communications, Inc.	2,911,040	155,420,425
Total Diversified Telecommunication Services		341,420,396
Electric Utilities | 1.7%
Alliant Energy Corp.	164,698	7,011,194
American Electric Power Co., Inc.	349,609	24,780,286
Duke Energy Corp.	501,870	40,159,638
Edison International	229,541	15,535,335
Entergy Corp.	127,416	10,337,260
Evergy, Inc.	191,410	10,512,237
Eversource Energy	223,253	13,716,664
Exelon Corp.	680,503	29,710,761
FirstEnergy Corp.	342,412	12,727,454
NextEra Energy, Inc.	332,256	55,686,106
PG&E Corp. (a)	367,842	16,924,411
Pinnacle West Capital Corp.	78,888	6,246,352
PPL Corp.	492,863	14,421,171
Southern Co.	711,109	31,004,352
Xcel Energy, Inc.	358,663	16,932,480
Total Electric Utilities		305,705,701
Electrical Equipment | 0.5%
AMETEK, Inc.	163,377	12,926,388
Eaton Corp. PLC	305,269	26,475,980
Emerson Electric Co.	442,288	33,870,415
Rockwell Automation, Inc.	86,997	16,313,678
Total Electrical Equipment		89,586,461
Electronic Equipment, Instruments & Components | 0.4%
Amphenol Corp., Class A	211,710	19,904,974
Corning, Inc.	570,673	20,144,757
FLIR Systems, Inc.	97,238	5,977,220
IPG Photonics Corp. (a)(c)	26,137	4,079,201
TE Connectivity Ltd.	247,173	21,733,922
Total Electronic Equipment, Instruments & Components		71,840,074
Energy Equipment & Services | 0.7%
Baker Hughes a GE Co.	291,477	9,860,667
Halliburton Co.	617,978	25,046,648
Helmerich & Payne, Inc.	76,154	5,237,111
National Oilwell Varco, Inc.	272,553	11,741,583
Schlumberger Ltd.	975,142	59,405,651
TechnipFMC PLC	298,312	9,322,250
Total Energy Equipment & Services		120,613,910
Equity Real Estate Investment Trusts (REITs) | 2.5%
Alexandria Real Estate Equities, Inc.	74,508	9,372,361
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Equity Real Estate Investment Trusts (REITs) | 2.5% (Continued)
American Tower Corp.	310,286	$45,084,556
Apartment Investment & Management Co., Class A	110,203	4,863,258
AvalonBay Communities, Inc.	97,378	17,640,025
Boston Properties, Inc.	108,792	13,391,207
Crown Castle International Corp.	292,264	32,537,751
Digital Realty Trust, Inc. (c)	145,200	16,332,096
Duke Realty Corp.	247,834	7,031,051
Equinix, Inc.	56,015	24,248,333
Equity Residential	259,463	17,192,018
Essex Property Trust, Inc.	47,136	11,628,923
Extra Space Storage, Inc.	87,922	7,617,562
Federal Realty Investment Trust	51,446	6,506,376
HCP, Inc.	326,835	8,602,297
Host Hotels & Resorts, Inc.	522,528	11,025,341
Kimco Realty Corp. (c)	300,608	5,032,178
Macerich Co.	72,497	4,008,359
Mid-America Apartment Communities, Inc.	80,182	8,032,633
Prologis, Inc.	443,347	30,054,493
Public Storage	105,570	21,286,079
Realty Income Corp.	205,217	11,674,795
Regency Centers Corp. (c)	119,371	7,719,723
SBA Communications Corp. (a)	80,910	12,996,573
Simon Property Group, Inc.	217,112	38,374,546
SL Green Realty Corp.	61,973	6,044,227
UDR, Inc.	191,729	7,751,603
Ventas, Inc.	251,119	13,655,851
Vornado Realty Trust	121,964	8,903,372
Welltower, Inc.	262,102	16,858,401
Weyerhaeuser Co.	534,451	17,246,734
Total Equity Real Estate Investment Trusts (REITs)		442,712,722
Food & Staples Retailing | 1.4%
Costco Wholesale Corp.	308,962	72,568,995
Kroger Co.	561,276	16,338,744
Sysco Corp.	337,684	24,735,353
Walgreens Boots Alliance, Inc.	594,300	43,324,470
Walmart, Inc.	1,011,046	94,947,330
Total Food & Staples Retailing		251,914,892
Food Products | 1.0%
Archer-Daniels-Midland Co.	396,819	19,948,091
Campbell Soup Co.	132,647	4,858,860
Conagra Brands, Inc.	275,076	9,344,332
General Mills, Inc.	422,038	18,113,871
Hershey Co.	97,182	9,912,564
Hormel Foods Corp.	191,553	7,547,188
J.M. Smucker Co.	78,951	8,101,162
Kellogg Co.	178,001	12,463,630
Kraft Heinz Co.	438,083	24,142,754
McCormick & Co., Inc.	85,445	11,257,379

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2018  |  (Unaudited)  |
(Continued)
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Food Products | 1.0% (Continued)
Mondelez International, Inc., Class A	1,036,943	$44,547,071
Tyson Foods, Inc., Class A	208,969	12,439,924
Total Food Products		182,676,826
Health Care Equipment & Supplies | 3.2%
Abbott Laboratories	1,235,956	90,669,732
ABIOMED, Inc. (a)	31,617	14,219,746
Align Technology, Inc. (a)	51,612	20,191,647
Baxter International, Inc.	350,054	26,985,663
Becton, Dickinson & Co.	188,505	49,199,805
Boston Scientific Corp. (a)	974,301	37,510,588
Cooper Cos., Inc. (c)	34,133	9,459,961
Danaher Corp.	433,834	47,140,402
DENTSPLY SIRONA, Inc.	156,321	5,899,554
Edwards Lifesciences Corp. (a)	147,517	25,682,710
Hologic, Inc. (a)	191,717	7,856,563
IDEXX Laboratories, Inc. (a)	61,499	15,353,840
Intuitive Surgical, Inc. (a)	80,138	45,999,212
Medtronic PLC	951,465	93,595,612
ResMed, Inc.	100,562	11,598,821
Stryker Corp.	218,692	38,857,195
Varian Medical Systems, Inc. (a)	63,871	7,149,081
Zimmer Biomet Holdings, Inc.	144,443	18,989,921
Total Health Care Equipment & Supplies		566,360,053
Health Care Providers & Services | 3.3%
Aetna, Inc.	230,449	46,746,580
AmerisourceBergen Corp.	112,126	10,340,260
Anthem, Inc.	183,143	50,190,339
Cardinal Health, Inc.	218,358	11,791,332
Centene Corp. (a)	144,219	20,880,027
Cigna Corp.	171,612	35,738,199
CVS Health Corp.	717,249	56,461,841
DaVita, Inc. (a)	89,364	6,401,143
Envision Healthcare Corp. (a)	85,337	3,902,461
Express Scripts Holding Co. (a)	396,103	37,633,746
HCA Healthcare, Inc.	190,162	26,455,338
Henry Schein, Inc. (a)(c)	107,192	9,114,536
Humana, Inc.	96,664	32,722,697
Laboratory Corp. of America Holdings (a)	71,796	12,469,529
McKesson Corp.	140,302	18,611,060
Quest Diagnostics, Inc.	96,285	10,390,114
UnitedHealth Group, Inc.	678,083	180,397,201
Universal Health Services, Inc., Class B	60,821	7,775,357
WellCare Health Plans, Inc. (a)	35,208	11,283,812
Total Health Care Providers & Services		589,305,572
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Health Care Technology | 0.1%
Cerner Corp. (a)	231,791	$14,929,658
Total Health Care Technology		14,929,658
Hotels, Restaurants & Leisure | 1.6%
Carnival Corp.	284,109	18,117,631
Chipotle Mexican Grill, Inc. (a)(c)	17,238	7,835,016
Darden Restaurants, Inc.	86,188	9,583,244
Hilton Worldwide Holdings, Inc.	210,079	16,970,182
Marriott International, Inc., Class A	202,902	26,789,151
McDonald's Corp.	546,568	91,435,361
MGM Resorts International	362,764	10,124,743
Norwegian Cruise Line Holdings Ltd. (a)	141,865	8,147,307
Royal Caribbean Cruises Ltd.	120,724	15,686,876
Starbucks Corp.	950,471	54,024,772
Wynn Resorts Ltd.	68,888	8,752,909
Yum! Brands, Inc.	223,584	20,326,021
Total Hotels, Restaurants & Leisure		287,793,213
Household Durables | 0.3%
D.R. Horton, Inc.	241,745	10,196,804
Garmin Ltd.	85,465	5,986,823
Leggett & Platt, Inc.	91,701	4,015,587
Lennar Corp., Class A	205,527	9,596,056
Mohawk Industries, Inc. (a)	44,676	7,833,936
Newell Brands, Inc.	306,256	6,216,997
PulteGroup, Inc.	179,788	4,453,349
Whirlpool Corp.	45,867	5,446,706
Total Household Durables		53,746,258
Household Products | 1.4%
Church & Dwight Co., Inc.	172,895	10,264,776
Clorox Co.	90,239	13,572,848
Colgate-Palmolive Co.	613,173	41,051,932
Kimberly-Clark Corp.	244,938	27,834,754
Procter & Gamble Co.	1,753,667	145,957,705
Total Household Products		238,682,015
Independent Power and Renewable Electricity Producers | 0.1%
AES Corp.	467,900	6,550,600
NRG Energy, Inc.	213,772	7,995,073
Total Independent Power and Renewable Electricity Producers		14,545,673
Industrial Conglomerates | 1.5%
3M Co.	413,282	87,082,650
General Electric Co.	6,123,058	69,129,325
Honeywell International, Inc.	523,392	87,092,429
Roper Technologies, Inc.	72,779	21,557,867
Total Industrial Conglomerates		264,862,271

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2018  |  (Unaudited)  |
(Continued)
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Insurance | 2.3%
Aflac, Inc.	540,932	$25,461,669
Allstate Corp.	243,928	24,075,694
American International Group, Inc.	625,930	33,324,513
Aon PLC	170,956	26,289,614
Arthur J Gallagher & Co.	128,654	9,577,004
Assurant, Inc.	36,323	3,921,068
Brighthouse Financial, Inc. (a)	81,802	3,618,920
Chubb Ltd.	326,633	43,651,234
Cincinnati Financial Corp.	106,570	8,185,642
Everest Re Group Ltd.	28,912	6,605,525
Hartford Financial Services Group, Inc.	252,514	12,615,599
Lincoln National Corp.	152,922	10,346,703
Loews Corp.	195,902	9,840,157
Marsh & McLennan Cos., Inc.	356,361	29,478,182
MetLife, Inc.	700,885	32,745,347
Principal Financial Group, Inc.	187,539	10,987,910
Progressive Corp.	410,448	29,158,226
Prudential Financial, Inc.	293,786	29,766,398
Torchmark Corp.	73,043	6,332,098
Travelers Cos., Inc.	189,419	24,569,538
Unum Group	152,035	5,940,007
Willis Towers Watson PLC	92,130	12,984,802
Total Insurance		399,475,850
Internet & Direct Marketing Retail | 4.4%
Amazon.com, Inc. (a)	288,644	578,153,932
Booking Holdings, Inc. (a)	33,445	66,354,880
Expedia Group, Inc.	83,758	10,928,744
Netflix, Inc. (a)	306,790	114,779,343
TripAdvisor, Inc. (a)	73,445	3,750,836
Total Internet & Direct Marketing Retail		773,967,735
Internet Software & Services | 4.8%
Akamai Technologies, Inc. (a)	119,638	8,751,520
Alphabet, Inc., Class C (a)	216,920	258,887,512
Alphabet, Inc., Class A (a)	210,591	254,200,184
eBay, Inc. (a)	652,932	21,559,815
Facebook, Inc., Class A (a)	1,699,082	279,431,026
Twitter, Inc. (a)(c)	507,223	14,435,567
VeriSign, Inc. (a)	75,587	12,102,990
Total Internet Software & Services		849,368,614
IT Services | 4.6%
Accenture PLC, Class A	451,496	76,844,619
Alliance Data Systems Corp.	33,307	7,865,781
Automatic Data Processing, Inc.	308,658	46,502,414
Broadridge Financial Solutions, Inc.	82,380	10,870,041
Cognizant Technology Solutions Corp., Class A	408,788	31,537,994
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
IT Services | 4.6% (Continued)
DXC Technology Co.	198,084	$18,524,816
Fidelity National Information Services, Inc.	231,662	25,267,374
Fiserv, Inc. (a)	285,280	23,501,366
FleetCor Technologies, Inc. (a)	62,283	14,190,559
Gartner, Inc. (a)(c)	63,983	10,141,306
Global Payments, Inc.	111,445	14,198,093
International Business Machines Corp.	643,065	97,237,859
Mastercard, Inc., Class A	642,362	142,996,205
Paychex, Inc.	225,536	16,610,726
PayPal Holdings, Inc. (a)	833,924	73,251,884
Total System Services, Inc.	118,236	11,674,623
Visa Inc., Class A	1,251,167	187,787,655
Western Union Co.	317,959	6,060,299
Total IT Services		815,063,614
Leisure Products | 0.1%
Hasbro, Inc.	82,277	8,648,958
Mattel, Inc. (a)	243,018	3,815,383
Total Leisure Products		12,464,341
Life Sciences Tools & Services | 0.9%
Agilent Technologies, Inc.	226,280	15,961,791
Illumina, Inc. (a)	103,274	37,907,754
IQVIA Holdings, Inc. (a)	114,182	14,813,973
Mettler-Toledo International, Inc. (a)	17,764	10,817,921
PerkinElmer, Inc.	78,015	7,588,519
Thermo Fisher Scientific, Inc.	283,779	69,264,778
Waters Corp. (a)	54,295	10,570,151
Total Life Sciences Tools & Services		166,924,887
Machinery | 1.5%
Caterpillar, Inc.	419,769	64,010,575
Cummins, Inc.	105,852	15,461,802
Deere & Co.	227,537	34,205,637
Dover Corp.	104,061	9,212,520
Flowserve Corp.	92,189	5,041,816
Fortive Corp. (c)	218,056	18,360,315
Illinois Tool Works, Inc.	217,362	30,674,125
Ingersoll-Rand PLC	171,705	17,565,422
PACCAR, Inc.	246,965	16,840,543
Parker-Hannifin Corp.	93,251	17,151,656
Pentair PLC	113,690	4,928,462
Snap-on, Inc.	39,220	7,200,792
Stanley Black & Decker, Inc.	107,799	15,786,086
Xylem, Inc.	127,011	10,144,369
Total Machinery		266,584,120
Media | 2.2%
CBS Corp., Class B	238,498	13,701,710

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2018  |  (Unaudited)  |
(Continued)
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Media | 2.2% (Continued)
Charter Communications, Inc., Class A (a)	125,782	$40,989,838
Comcast Corp., Class A	3,218,417	113,964,146
Discovery, Inc., Class A (a)(c)	110,078	3,522,496
Discovery, Inc., Class C (a)	253,393	7,495,365
DISH Network Corp., Class A (a)(c)	161,393	5,771,414
Interpublic Group of Cos., Inc.	267,707	6,122,459
News Corp., Class A	271,386	3,579,581
News Corp., Class B	87,199	1,185,907
Omnicom Group, Inc.	158,076	10,752,330
Twenty-First Century Fox, Inc., Class A	742,604	34,404,843
Twenty-First Century Fox, Inc., Class B	343,171	15,724,095
Viacom, Inc., Class B	244,892	8,267,554
Walt Disney Co.	1,047,795	122,529,147
Total Media		388,010,885
Metals & Mining | 0.2%
Freeport-McMoRan, Inc.	1,020,855	14,210,302
Newmont Mining Corp.	375,791	11,348,888
Nucor Corp.	222,871	14,141,165
Total Metals & Mining		39,700,355
Multi-Utilities | 0.9%
Ameren Corp.	171,932	10,869,541
CenterPoint Energy, Inc.	304,039	8,406,678
CMS Energy Corp.	199,566	9,778,734
Consolidated Edison, Inc.	219,179	16,699,248
Dominion Energy, Inc.	458,893	32,251,000
DTE Energy Co.	128,063	13,975,515
NiSource, Inc.	255,768	6,373,739
Public Service Enterprise Group, Inc.	356,011	18,793,821
SCANA Corp.	100,482	3,907,745
Sempra Energy	192,657	21,914,734
WEC Energy Group, Inc.	222,300	14,840,748
Total Multi-Utilities		157,811,503
Multiline Retail | 0.5%
Dollar General Corp.	187,075	20,447,298
Dollar Tree, Inc. (a)	167,597	13,667,535
Kohl's Corp.	116,422	8,679,260
Macy's, Inc.	216,269	7,511,022
Nordstrom, Inc.	80,755	4,829,957
Target Corp.	370,826	32,710,561
Total Multiline Retail		87,845,633
Oil, Gas & Consumable Fuels | 5.2%
Anadarko Petroleum Corp.	360,768	24,319,371
Andeavor	97,954	15,035,939
Apache Corp.	269,470	12,845,635
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Oil, Gas & Consumable Fuels | 5.2% (Continued)
Cabot Oil & Gas Corp.	312,879	$7,046,035
Chevron Corp.	1,349,968	165,074,087
Cimarex Energy Co.	66,695	6,198,633
Concho Resources, Inc. (a)	141,090	21,551,497
ConocoPhillips	818,722	63,369,083
Devon Energy Corp.	360,552	14,400,447
EOG Resources, Inc.	408,498	52,112,090
EQT Corp.	185,994	8,226,515
Exxon Mobil Corp.	2,982,812	253,598,676
Hess Corp.	177,355	12,695,071
HollyFrontier Corp.	114,190	7,981,881
Kinder Morgan, Inc.	1,338,756	23,736,144
Marathon Oil Corp.	601,765	14,009,089
Marathon Petroleum Corp.	317,743	25,409,908
Newfield Exploration Co. (a)	136,402	3,932,470
Noble Energy, Inc.	335,333	10,459,036
Occidental Petroleum Corp.	539,397	44,322,251
ONEOK, Inc.	290,576	19,698,147
Phillips 66	300,916	33,919,252
Pioneer Natural Resources Co.	120,051	20,911,684
Valero Energy Corp.	301,876	34,338,395
Williams Cos., Inc.	852,028	23,166,641
Total Oil, Gas & Consumable Fuels		918,357,977
Personal Products | 0.1%
Coty, Inc., Class A	319,559	4,013,661
Estee Lauder Cos., Inc., Class A	157,914	22,948,063
Total Personal Products		26,961,724
Pharmaceuticals | 4.7%
Allergan PLC	224,797	42,819,333
Bristol-Myers Squibb Co.	1,149,693	71,372,942
Eli Lilly & Co.	673,417	72,264,378
Johnson & Johnson	1,890,061	261,149,728
Merck & Co., Inc.	1,873,694	132,919,852
Mylan NV (a)	364,046	13,324,084
Nektar Therapeutics (a)(c)	121,508	7,407,128
Perrigo Co. PLC	87,898	6,223,178
Pfizer, Inc.	4,129,986	182,008,483
Zoetis, Inc.	339,629	31,096,431
Total Pharmaceuticals		820,585,537
Professional Services | 0.3%
Equifax, Inc.	84,833	11,076,645
IHS Markit Ltd. (a)	251,327	13,561,605
Nielsen Holdings PLC	250,968	6,941,775
Robert Half International, Inc.	87,145	6,133,265
Verisk Analytics, Inc. (a)	116,040	13,988,622
Total Professional Services		51,701,912

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2018  |  (Unaudited)  |
(Continued)
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Real Estate Management & Development | 0.1%
CBRE Group, Inc., Class A (a)(c)	222,638	$9,818,336
Total Real Estate Management & Development		9,818,336
Road & Rail | 1.0%
CSX Corp.	574,799	42,563,866
JB Hunt Transport Services, Inc.	61,628	7,330,034
Kansas City Southern	71,757	8,128,633
Norfolk Southern Corp.	198,158	35,767,519
Union Pacific Corp.	520,990	84,832,802
Total Road & Rail		178,622,854
Semiconductors & Semiconductor Equipment | 3.8%
Advanced Micro Devices, Inc. (a)	604,401	18,669,947
Analog Devices, Inc.	261,565	24,184,300
Applied Materials, Inc.	692,539	26,766,632
Broadcom, Inc.	304,129	75,037,748
Intel Corp.	3,248,551	153,623,977
KLA-Tencor Corp.	111,580	11,348,802
Lam Research Corp.	111,019	16,841,582
Microchip Technology, Inc.	165,956	13,095,588
Micron Technology, Inc. (a)	817,222	36,962,951
NVIDIA Corp.	428,349	120,374,636
Qorvo, Inc. (a)(c)	88,860	6,832,445
QUALCOMM, Inc.	990,852	71,371,070
Skyworks Solutions, Inc.	126,097	11,438,259
Texas Instruments, Inc.	684,598	73,450,520
Xilinx, Inc.	178,183	14,284,931
Total Semiconductors & Semiconductor Equipment		674,283,388
Software | 6.4%
Activision Blizzard, Inc.	537,134	44,684,178
Adobe Systems, Inc. (a)	345,424	93,247,209
ANSYS, Inc. (a)	59,390	11,086,925
Autodesk, Inc. (a)	154,531	24,123,835
CA, Inc.	220,959	9,755,340
Cadence Design Systems, Inc. (a)	199,244	9,029,738
Citrix Systems, Inc. (a)	90,795	10,092,772
Electronic Arts, Inc. (a)	214,751	25,875,348
Intuit, Inc.	182,240	41,441,376
Microsoft Corp.	5,402,428	617,875,690
Oracle Corp.	1,991,416	102,677,409
Red Hat, Inc. (a)	124,964	17,030,094
salesforce.com, Inc. (a)	533,112	84,780,801
Symantec Corp.	434,900	9,254,672
Synopsys, Inc. (a)	104,684	10,322,889
Take-Two Interactive Software, Inc. (a)	79,526	10,973,793
Total Software		1,122,252,069
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Specialty Retail | 2.4%
Advance Auto Parts, Inc.	52,192	$8,785,479
AutoZone, Inc. (a)	18,625	14,447,413
Best Buy Co., Inc.	171,300	13,594,368
CarMax, Inc. (a)(c)	124,393	9,288,425
Foot Locker, Inc.	82,994	4,231,034
Gap, Inc.	154,199	4,448,641
Home Depot, Inc.	806,070	166,977,401
L Brands, Inc.	164,684	4,989,925
Lowe's Cos., Inc.	571,367	65,604,359
O'Reilly Automotive, Inc. (a)	56,758	19,713,189
Ross Stores, Inc.	266,503	26,410,447
Tiffany & Co.	76,755	9,899,092
TJX Cos., Inc.	441,786	49,488,868
Tractor Supply Co.	85,814	7,798,776
Ulta Salon Cosmetics & Fragrance, Inc. (a)	40,004	11,285,929
Total Specialty Retail		416,963,346
Technology Hardware, Storage & Peripherals | 4.6%
Apple, Inc.	3,232,650	729,738,411
Hewlett Packard Enterprise Co.	1,036,808	16,910,339
HP, Inc.	1,114,842	28,729,478
NetApp, Inc.	182,660	15,688,667
Seagate Technology PLC	184,119	8,718,035
Western Digital Corp.	205,267	12,016,330
Xerox Corp.	156,361	4,218,620
Total Technology Hardware, Storage & Peripherals		816,019,880
Textiles, Apparel & Luxury Goods | 0.8%
Hanesbrands, Inc.	249,729	4,602,505
Michael Kors Holdings Ltd. (a)	106,017	7,268,525
NIKE, Inc., Class B	902,133	76,428,708
PVH Corp.	53,539	7,731,032
Ralph Lauren Corp.	39,043	5,370,365
Tapestry, Inc.	202,930	10,201,291
Under Armour, Inc., Class A (a)	132,321	2,807,852
Under Armour, Inc., Class C (a)	129,390	2,517,929
VF Corp.	229,039	21,403,695
Total Textiles, Apparel & Luxury Goods		138,331,902
Tobacco | 1.0%
Altria Group, Inc.	1,327,522	80,062,852
Philip Morris International, Inc.	1,095,184	89,301,303
Total Tobacco		169,364,155
Trading Companies & Distributors | 0.2%
Fastenal Co.	202,162	11,729,439
United Rentals, Inc. (a)	58,109	9,506,633

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2018  |  (Unaudited)  |
(Continued)
Common Stocks | 98.2% of net assets (Continued)
	Shares	Value
Trading Companies & Distributors | 0.2% (Continued)
W.W. Grainger, Inc.	32,034	$11,449,272
Total Trading Companies & Distributors		32,685,344
Water Utilities | 0.1%
American Water Works Co., Inc.	127,161	11,186,353
Total Water Utilities		11,186,353
Total Common Stocks
(Cost $10,635,959,038)		17,319,448,169

Short-Term Securities | 2.3% of net assets

BlackRock Cash Funds: Institutional, SL Agency Shares, 2.27% (b)(d)(e)	84,324,807	84,350,105
Short-Term Securities | 2.3% of net assets (Continued)
	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97% (b)(d)	310,107,676	$310,107,676
Total Short-Term Securities
(Cost $394,448,684)		394,457,781
Total Investments
(Cost $11,030,407,722) | 100.5%		17,713,905,950
Liabilities in Excess of Other Assets | (0.5)%		(80,643,625)
Net Assets | 100.0%		$17,633,262,325

(a)	Non-income producing.
(b)	During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at December 31, 2017	Shares Purchased	Shares Sold	Shares Held at September 30, 2018	Value at September 30, 2018	Income	Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares2	70,033,981	14,290,826[3]	—	84,324,807	$84,350,105	$247,312[4]	$5,013	$5,894
BlackRock Cash Funds: Treasury, SL Agency Shares	164,203,034	145,904,642[3]	—	310,107,676	310,107,676	3,445,614	—	—
BlackRock, Inc.	73,422	13,041	—	86,463	40,752,606	724,661	—	(3,949,586)
PNC Financial Services Group, Inc.	285,955	45,917	(4,761)	327,111	44,549,247	746,944	(27,842)	(2,968,287)
Total					$479,759,634	$5,164,531	$(22,829)	$(6,911,979)
[1]	Includes net capital gain distributions, if applicable.
[2]	All or a portion of security was purchased with the cash collateral from loaned securities.
[3]	Represents net shares purchased.
[4]	Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	Security, or a portion of security, is on loan.
(d)	7-day yield at September 30, 2018.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End - Futures Contracts
Contracts Long	Issue	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2,260	S&P 500 E-Mini Index	December 2018	$329,847	$1,245,264

Portfolio of Investments  |  S&P 500 Index Master Portfolio  |  September 30, 2018  |  (Unaudited)  |
(Continued)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•  Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access
•  Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•  Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the "Global Valuation Committee") in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.
Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio's policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio's policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio's most recent financial statements as contained in its semi-annual report.
The following tables summarize the Master Portfolio's investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments: Common Stocks[1]	$17,319,448,169	$—	$—	$17,319,448,169
Short-Term Securities: Money Market Funds	394,457,781	—	—	394,457,781
	$17,713,905,950	$—	$—	$17,713,905,950
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$1,245,264	$—	$—	$1,245,264
[1]	See above Schedule of Investments for values in each industry.
[2]	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
During the period ended September 30, 2018, there were no transfers between levels.

Portfolio of Investments
Value Fund  |  September 30, 2018  |  (Unaudited)

Common Stocks | 97.6% of portfolio
	Shares	Value
Communication Services | 5.0%
Diversified Telecommunication Services
Verizon Communications, Inc.	232,000	$12,386,480
Interactive Media & Services
Alphabet, Inc., Class C (a)	34,000	40,577,980
Total Communication Services		52,964,460
Consumer Discretionary | 2.9%
Distributors
Genuine Parts Co.	240,400	23,895,760
LKQ Corp. (a)	223,482	7,077,675
Total Consumer Discretionary		30,973,435
Energy | 11.2%
Energy Equipment & Services
Helmerich & Payne, Inc.	110,000	7,564,700
Oil, Gas & Consumable Fuels
Chevron Corp.	295,000	36,072,600
ConocoPhillips	452,400	35,015,760
Marathon Oil Corp.	663,100	15,436,968
Royal Dutch Shell PLC ADR	353,000	25,038,290
Total Energy		119,128,318
Financials | 15.4%
Banks
Bank of America Corp.	750,200	22,100,892
Citigroup, Inc.	296,000	21,235,040
JPMorgan Chase & Co.	342,600	38,658,984
Wells Fargo & Co.	221,000	11,615,760
Insurance
Allstate Corp.	369,000	36,420,300
American International Group, Inc.	423,298	22,536,386
Chubb Ltd.	85,469	11,422,077
Total Financials		163,989,439
Health Care | 19.3%
Health Care Equipment & Supplies
Abbott Laboratories	399,000	29,270,640
Medtronic PLC	198,465	19,523,002
Life Sciences Tools & Services
Mettler-Toledo International, Inc. (a)	45,000	27,404,100
Pharmaceuticals
Bristol-Myers Squibb Co.	719,700	44,678,976
Merck & Co., Inc.	456,000	32,348,640
Pfizer, Inc.	1,107,000	48,785,490
Roche Holding AG ADR	90,000	2,714,400
Total Health Care		204,725,248
Common Stocks | 97.6% of portfolio (Continued)
	Shares	Value
Industrials | 12.8%
Airlines
Southwest Airlines Co.	844,100	$52,714,045
Industrial Conglomerates
Honeywell International, Inc.	231,100	38,455,040
Machinery
Parker-Hannifin Corp.	246,400	45,320,352
Total Industrials		136,489,437
Information Technology | 20.6%
Communications Equipment
Cisco Systems, Inc.	893,500	43,468,775
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	23,112,400
IT Services
Leidos Holdings Inc.	250,750	17,341,870
Visa Inc., Class A	356,000	53,432,040
Semiconductors & Semiconductor Equipment
Intel Corp.	703,000	33,244,870
Software
Microsoft Corp.	427,000	48,835,990
Total Information Technology		219,435,945
Materials | 10.4%
Chemicals
DowDuPont, Inc.	711,900	45,782,289
Containers & Packaging
Avery Dennison Corp.	400,000	43,340,000
Bemis Co., Inc.	433,600	21,072,960
Total Materials		110,195,249
Total Common Stocks
(Cost $498,213,931)		1,037,901,531

Commercial Paper | 2.4% of portfolio
	Face Amount
Kansas City Power and Light Co., 2.30%, 10/01/18 (b)	$13,679,000	13,676,293
KCP&L Greater Missouri Operations Co., 2.35%, 10/01/18 (b)	12,100,000	12,097,605
Total Commercial Paper
(Cost $25,779,000)		25,773,898

Portfolio of Investments  |  Value Fund  |  September 30, 2018  |  (Unaudited)  |  (Continued)
Money Market Fund | less than 0.1% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.97% (c)	109,927	$109,927
Total Money Market Fund
(Cost $109,927)		109,927
Total Investments in Securities
(Cost $524,102,858) | 100.0%		$1,063,785,356
(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $25,773,898 and represents 2.4% of total investments.
(c)	7-day yield at September 30, 2018.
ADR - American Depositary Deposit
PLC - Public Limited Company
AG - Aktiengesellschaft
At September 30, 2018, the cost of investment securities for tax purposes was $524,102,858. Net unrealized appreciation of investment securities was $539,682,498 consisting of unrealized gains of $541,111,626 and unrealized losses of $1,429,128.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,037,901,531	$ —	$ —	$1,037,901,531
Commercial Paper	—	25,773,898	—	25,773,898
Money Market Fund	109,927	—	—	109,927
Total	$1,038,011,458	$25,773,898	$ —	$1,063,785,356
During the period ended September 30, 2018, there were no transfers between levels.

Portfolio of Investments
Growth Fund  |  September 30, 2018  |  (Unaudited)

Common Stocks | 98.3% of portfolio
	Shares	Value
Communication Services | 14.4%
Entertainment
Activision Blizzard, Inc.	16,100	$1,339,359
Electronic Arts, Inc. (a)	8,400	1,012,116
Netflix, Inc. (a)	6,590	2,465,517
Interactive Media & Services
Alphabet, Inc., Class C (a)	4,400	5,251,268
Alphabet, Inc., Class A (a)	8,652	10,443,656
Facebook, Inc., Class A (a)	40,241	6,618,035
IAC/InterActiveCorp (a)	2,800	606,816
Tencent Holdings Ltd. ADR	114,334	4,669,400
Total Communication Services		32,406,167
Consumer Discretionary | 23.8%
Auto Components
Aptiv PLC	25,421	2,132,822
Automobiles
Tesla Inc. (a)	13,288	3,518,264
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	29,845	2,410,879
Las Vegas Sands Corp.	21,700	1,287,461
McDonald's Corp.	5,156	862,547
Restaurant Brands International Inc.	23,800	1,410,864
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. ADR (a)	24,891	4,101,041
Amazon.com, Inc. (a)	11,165	22,363,495
Booking Holdings, Inc. (a)	3,673	7,287,232
Multiline Retail
Dollar General Corp.	29,900	3,268,070
Specialty Retail
Ross Stores, Inc.	28,300	2,804,530
Textiles, Apparel & Luxury Goods
NIKE, Inc., Class B	24,500	2,075,640
Total Consumer Discretionary		53,522,845
Consumer Staples | 1.0%
Tobacco
Philip Morris International, Inc.	28,102	2,291,437
Total Consumer Staples		2,291,437
Financials | 4.0%
Capital Markets
Charles Schwab Corp.	76,610	3,765,381
Intercontinental Exchange, Inc.	28,819	2,158,255
Morgan Stanley	34,855	1,623,197
TD Ameritrade Holding Corp.	29,650	1,566,410
Total Financials		9,113,243
Health Care | 19.7%
Biotechnology
Alexion Pharmaceuticals, Inc. (a)	11,143	1,548,988
Common Stocks | 98.3% of portfolio (Continued)
	Shares	Value
Health Care | 19.7% (Continued)
Vertex Pharmaceuticals, Inc. (a)	19,935	$3,842,272
Health Care Equipment & Supplies
Becton, Dickinson & Co.	18,612	4,857,732
Intuitive Surgical, Inc. (a)	9,006	5,169,444
Stryker Corp.	25,843	4,591,784
Health Care Providers & Services
Anthem, Inc.	10,193	2,793,392
Centene Corp. (a)	10,529	1,524,388
Cigna Corp.	27,776	5,784,352
HCA Healthcare, Inc.	25,398	3,533,370
Humana, Inc.	3,906	1,322,259
UnitedHealth Group, Inc.	24,242	6,449,342
WellCare Health Plans, Inc. (a)	2,861	916,922
Pharmaceuticals
Merck & Co., Inc.	26,716	1,895,233
Total Health Care		44,229,478
Industrials | 8.8%
Aerospace & Defense
Boeing Co.	29,257	10,880,678
Northrop Grumman Corp.	7,800	2,475,486
Spirit AeroSystem Holdings, Inc., Class A	11,299	1,035,780
Commercial Services & Supplies
Waste Connections, Inc.	20,650	1,647,251
Industrial Conglomerates
Honeywell International, Inc.	9,000	1,497,600
Machinery
Fortive Corp.	12,700	1,069,340
Road & Rail
Kansas City Southern	9,587	1,086,015
Total Industrials		19,692,150
Information Technology | 24.7%
IT Services
Fidelity National Information Services, Inc.	6,573	716,917
Global Payments, Inc.	17,177	2,188,350
PayPal Holdings, Inc. (a)	34,400	3,021,696
Visa Inc., Class A	70,443	10,572,790
Semiconductors & Semiconductor Equipment
ASML Holding NV ADR	4,500	846,090
Maxim Integrated Products, Inc.	19,481	1,098,533
NVIDIA Corp.	6,600	1,854,732
Software
Intuit, Inc.	17,378	3,951,757
Microsoft Corp.	126,100	14,422,057
Red Hat, Inc. (a)	23,389	3,187,453
salesforce.com, Inc. (a)	21,600	3,435,048
ServiceNow, Inc. (a)	7,187	1,405,993
Splunk Inc. (a)	2,900	350,639
VMware, Inc., Class A (a)	17,249	2,691,879
Workday, Inc., Class A (a)	9,892	1,444,034

Portfolio of Investments  |  Growth Fund  |  September 30, 2018  |  (Unaudited)  |  (Continued)
Common Stocks | 98.3% of portfolio (Continued)
	Shares	Value
Information Technology | 24.7% (Continued)
Technology Hardware, Storage & Peripherals
Apple, Inc.	19,400	$4,379,356
Total Information Technology		55,567,324
Real Estate | 0.9%
Equity Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	18,421	2,050,810
Total Real Estate		2,050,810
Utilities | 1.0%
Multi-Utilities
Sempra Energy	12,734	1,448,493
Water Utilities
American Water Works Co., Inc.	10,100	888,497
Total Utilities		2,336,990
Total Common Stocks
(Cost $144,807,347)		221,210,444

Money Market Fund | 1.7% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.97% (b)	3,849,617	$3,849,617
Total Money Market Fund
(Cost $3,849,617)		3,849,617
Total Investments in Securities
(Cost $148,656,964) | 100.0%		$225,060,061

(a)	Non-income producing.
(b)	7-day yield at September 30, 2018.
ADR - American Depositary Deposit
PLC - Public Limited Company
NV - Naamloze Vennottschap
At September 30, 2018, the cost of investment securities for tax purposes was $148,782,021. Net unrealized appreciation of investment securities was $76,278,040 consisting of unrealized gains of $78,287,346 and unrealized losses of $2,009,306.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$221,210,444	$ —	$ —	$221,210,444
Money Market Fund	3,849,617	—	—	3,849,617
Total	$225,060,061	$ —	$ —	$225,060,061
During the period ended September 30, 2018, there were no transfers between levels.

Portfolio of Investments
Small-Company Stock Fund  |  September 30, 2018  |  (Unaudited)

Common Stocks | 96.3% of portfolio
	Shares	Value
Consumer Discretionary | 15.7%
Distributors
Core-Mark Holding Company, Inc.	739,592	$25,116,544
Hotels, Restaurants & Leisure
BJ’s Restaurants, Inc.	657,427	47,466,230
Cracker Barrel Old Country Store, Inc.	210,209	30,928,050
Textiles, Apparel & Luxury Goods
G-III Apparel Group, Ltd. (a)	585,252	28,203,294
Total Consumer Discretionary		131,714,118
Energy | 0.7%
Energy Equipment & Services
Select Energy Services, Inc., Class A-2 (a)(b)	517,657	6,129,059
Total Energy		6,129,059
Financials | 25.3%
Banks
FB Financial Corp.	161,577	6,330,587
Glacier Bancorp, Inc.	629,000	27,103,610
Metropolitan Bank Holding Corp. (a)	200,000	8,224,000
National Bankshares, Inc. (Virginia) (c)	415,717	18,894,337
State Bank Financial Corp.	1,181,700	35,663,706
Texas Capital Bancshares, Inc. (a)	126,917	10,489,690
Consumer Finance
Encore Capital Group, Inc. (a)	1,236,289	44,320,961
Insurance
Kinsale Capital Group, Inc.	656,980	41,954,743
National General Holdings Corp.	691,963	18,572,287
Total Financials		211,553,921
Health Care | 5.2%
Health Care Equipment & Supplies
STERIS PLC	322,112	36,849,612
Life Sciences Tools & Services
NanoString Technologies, Inc. (a)	395,418	7,050,303
Total Health Care		43,899,915
Industrials | 26.2%
Commercial Services & Supplies
Interface, Inc.	163,624	3,820,620
Construction & Engineering
Comfort Systems USA, Inc.	20,994	1,184,062
Dycom Industries, Inc. (a)	550,299	46,555,295
Orion Group Holdings, Inc. (a)	506,243	3,822,135
Primoris Services Corp.	1,102,400	27,361,568
Machinery
Manitowoc Co., Inc. (The) (a)	189,850	4,554,501
NN, Inc.	1,348,200	21,031,920
Standex International Corp.	56,144	5,853,012
Common Stocks | 96.3% of portfolio (Continued)
	Shares	Value
Industrials | 26.2% (Continued)
Welbilt, Inc. (a)	759,400	$15,856,272
Road & Rail
Covenant Transportation Group, Inc., Class A (a)	605,200	17,587,112
Knight-Swift Transportation Holdings Inc.	707,732	24,402,600
Werner Enterprises, Inc.	804,181	28,427,798
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	246,874	19,317,891
Total Industrials		219,774,786
Information Technology | 14.4%
Electronic Equipment, Instruments & Components
Belden Inc.	337,585	24,106,945
Internet Software & Services
comScore, Inc. (a)	753,000	13,727,190
j2 Global, Inc	217,154	17,991,209
IT Services
Cass Information Systems, Inc.	246,195	16,032,218
Computer Services, Inc.	135,362	6,869,621
ManTech International Corp., Class A	325,082	20,577,691
Software
Descartes Systems Group Inc. (The) (a)	628,898	21,319,642
Total Information Technology		120,624,516
Materials | 8.8%
Chemicals
PolyOne Corp.	874,246	38,222,035
Construction Materials
Summit Materials, Inc., Class A (a)	1,140,829	20,740,271
Containers & Packaging
Myers Industries, Inc.	633,639	14,732,107
Total Materials		73,694,413
Total Common Stocks
(Cost $546,540,948)		807,390,728

Commercial Paper | 3.7% of portfolio
	Face Amount
KCP&L Greater Missouri Operations Co., 2.35%, 10/01/18 (b)	$30,800,000	30,793,904
Total Commercial Paper
(Cost $30,800,000)		30,793,904

Portfolio of Investments  |  Small-Company Stock Fund  |  September 30, 2018  |  (Unaudited)  |
(Continued)
Money Market Fund | less than 0.1% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.97% (d)	50,936	$50,936
Total Money Market Fund
(Cost $50,936)		50,936
Total Investments in Securities
(Cost $577,391,884) | 100.0%		$838,235,568
(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $36,922,963 and represents 4.4% of total investments.
(c)	During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate Persons	Shares Held at December 31, 2017	Shares Purchased	Shares Sold	Shares Held at September 30, 2018	Value at September 30, 2018	Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
National Bankshares, Inc. (Virginia)	415,717	—	—	415,717	$18,894,337	$241,116	$—	$(1)
(d)	7-day yield at September 30, 2018.
PLC - Public Limited Company
At September 30, 2018, the cost of investment securities for tax purposes was $577,391,884. Net unrealized appreciation of investment securities was $260,843,684 consisting of unrealized gains of $285,394,648 and unrealized losses of $24,550,964.
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
Small-Company Stock Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$801,261,669	$6,129,059	$ —	$807,390,728
Commercial Paper	—	30,793,904	—	30,793,904
Money Market Fund	50,936	—	—	50,936
Total	$801,312,605	$36,922,963	$ —	$838,235,568
During the period ended September 30, 2018, there were no transfers between levels.

Portfolio of Investments
International Equity Fund  |  September 30, 2018  |  (Unaudited)

Common Stocks | 95.2% of portfolio
	Shares	Value
Australia | 1.3%
CSL Ltd.	6,704	$974,087
Total Australia		974,087
Brazil | 0.3%
Ambev SA ADR	52,620	240,473
Total Brazil		240,473
Britain | 8.5%
BBA Aviation PLC	139,400	545,653
HSBC Holdings PLC	120,820	1,054,200
Royal Dutch Shell PLC, Class B	77,343	2,707,512
Unilever PLC	28,014	1,538,924
WPP PLC	52,356	766,731
Total Britain		6,613,020
Canada | 2.3%
Canadian National Railway Co.	19,514	1,752,357
Total Canada		1,752,357
China | 1.2%
Baidu, Inc. ADR (a)	2,520	576,273
Weibo Corp. ADR (a)	4,713	344,662
Total China		920,935
Denmark | 1.1%
Novozymes A/S, Class B	15,400	844,666
Total Denmark		844,666
France | 11.2%
Air Liquide SA	14,304	1,878,433
Dassault Systèmes SE	20,402	3,052,903
L’Oréal SA	9,078	2,188,590
LVMH Moët Hennessy—Louis Vuitton SE	4,368	1,543,524
Total France		8,663,450
Germany | 17.7%
Allianz SE REG	13,043	2,902,939
Bayer AG REG	27,482	2,437,672
Bayerische Motoren Werke AG	12,386	1,115,864
Fresenius Medical Care AG & Co. KGaA	12,139	1,247,205
FUCHS PETROLUB SE	3,802	187,430
Infineon Technologies AG	48,934	1,113,535
Linde AG	5,968	1,409,386
SAP SE ADR	17,799	2,189,277
Symrise AG	12,336	1,124,782
Total Germany		13,728,090
Common Stocks | 95.2% of portfolio (Continued)
	Shares	Value
Hong Kong | 4.7%
AIA Group Ltd.	408,000	$3,638,101
Total Hong Kong		3,638,101
India | 0.4%
HDFC Bank Ltd. ADR	1,990	187,259
ICICI Bank Ltd. ADR	16,680	141,613
Total India		328,872
Israel | 3.2%
Check Point Software Technologies Ltd. (a)	21,284	2,504,488
Total Israel		2,504,488
Italy | 1.1%
Tenaris, SA ADR	26,281	880,939
Total Italy		880,939
Japan | 16.8%
Daito Trust Construction Co., Ltd.	4,100	528,350
FANUC Corp.	11,200	2,107,086
JGC Corp.	46,300	1,061,708
Keyence Corp.	3,700	2,149,280
Kubota Corp.	59,100	1,004,061
M3, Inc.	111,400	2,526,373
MonotaRO Co., Ltd.	48,800	1,376,457
Park24 Co., Ltd.	31,200	942,996
Sysmex Corp.	15,300	1,319,371
Total Japan		13,015,682
Mexico | 0.6%
Grupo Financiero Banorte SAB de CV	61,000	441,284
Total Mexico		441,284
Republic of South Korea | 0.3%
Samsung Electronics Co., Ltd. GDR	228	238,889
Total Republic of South Korea		238,889
Singapore | 3.2%
DBS Group Holdings Ltd.	128,500	2,451,413
Total Singapore		2,451,413
South Africa | 1.2%
Aspen Pharmacare Holdings Ltd.	11,000	131,629
Naspers Ltd., Class N	3,040	654,661
Sasol Ltd.	4,521	174,673
Total South Africa		960,963

Portfolio of Investments  |  International Equity Fund  |  September 30, 2018  |  (Unaudited)  |
(Continued)
Common Stocks | 95.2% of portfolio (Continued)
	Shares	Value
Spain | 2.4%
Banco Bilboa Vizcaya Argentaria SA	244,794	$1,552,054
Grifols, SA	12,266	344,892
Total Spain		1,896,946
Sweden | 4.2%
Alfa Laval AB	38,038	1,029,244
Atlas Copco AB, Class A	32,467	933,691
Epiroc AB, Class A (a)	32,467	362,758
Skandinaviska Enskilda Banken AB, Class A	85,289	950,808
Total Sweden		3,276,501
Switzerland | 10.7%
Lonza Group AG REG	4,446	1,520,965
Nestlé SA ADR	32,044	2,667,232
Roche Holding AG REG	7,401	1,789,675
Sonova Holding AG REG	5,909	1,172,747
Temenos Group AG REG	7,222	1,176,264
Total Switzerland		8,326,883
Taiwan | 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,200	892,032
Total Taiwan		892,032
United States of America | 1.7%
Schlumberger Ltd.	21,353	1,300,825
Total United States of America		1,300,825
Total Common Stocks
(Cost $57,007,063)		73,890,896

Preferred Stocks | 2.3% of portfolio
	Shares	Value
Brazil | 0.4%
Itaú Unibanco Holding SA ADR	31,820	$349,384
Total Brazil		349,384
Germany | 0.7%
FUCHS PETROLUB SE	9,378	523,320
Total Germany		523,320
Republic of South Korea | 0.7%
Samsung Electronics Co., Ltd. REG GDR	618	525,167
Total Republic of South Korea		525,167
Spain | 0.5%
Grifols, SA ADR	19,289	412,206
Total Spain		412,206
Total Preferred Stocks
(Cost $1,188,568)		1,810,077

Money Market Fund | 2.5% of portfolio

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.97% (b)	1,924,116	1,924,116
Total Money Market Fund
(Cost $1,924,116)		1,924,116
Total Investments in Securities
(Cost $60,119,747) | 100.0%		$77,625,089

(a)	Non-income producing.
(b)	7-day yield at September 30, 2018.
ADR - American Depositary Deposit
SA - Sociedad Anonima or Societe Anonyme
PLC - Public Limited Company
A/S - Aktieselskab
SE - Societas Europaea
REG - Registered Shares
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft auf Aktien
SAB de CV - Sociedad Anonima Bursatil de Capital Variable
SAB - Sociedad Anonima Bursatil
GDR - Global Depositary Receipt
AB - Aktiebolag
At September 30, 2018, the cost of investment securities for tax purposes was $60,124,167. Net unrealized appreciation of investment securities was $17,500,922 consisting of unrealized gains of $19,212,732 and unrealized losses of $1,711,810.

Portfolio of Investments  |  International Equity Fund  |  September 30, 2018  |  (Unaudited)  |
(Continued)
Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:
Level 1 - quoted prices in active markets for identical investments;
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.
International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$11,690,371	$62,200,525	$ —	$73,890,896
Preferred Stocks	1,810,077	—	—	1,810,077
Money Market Fund	1,924,116	—	—	1,924,116
Total	$15,424,564	$62,200,525	$ —	$77,625,089
During the period ended September 30, 2018, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)

Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOMESTEAD FUNDS, INC.

By:	/s/Mark D. Santero
Mark D. Santero
President, Chief Executive Officer and Director

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Santero
Mark D. Santero
President, Chief Executive Officer and Director

Date: November 27, 2018

By:	/s/ Amy M. DiMauro
Amy M. DiMauro
Treasurer

Date: November 27, 2018